UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-07332
Name of Fund:
BlackRock Funds III
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock LifePath® Index 2060 Fund
BlackRock LifePath® Index 2065 Fund
BlackRock LifePath® Index 2070 Fund
BlackRock LifePath® Index Retirement Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds III, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2026
Date of reporting period:
6/30/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock LifePath® Index 2030 Fund
Institutional Shares | LINIX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$13,484,431,648
Number of Portfolio Holdings	14
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	53.3%
Fixed-Income Funds	46.7%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	30.7%
iShares Core MSCI Total International Stock ETF	18.0%
iShares U.S. Intermediate Government Bond Index Fund	12.9%
iShares U.S. Securitized Bond Index Fund	10.0%
iShares 0-5 Year TIPS Bond ETF	8.0%
iShares U.S. Intermediate Credit Bond Index Fund	7.3%
iShares U.S. Long Government Bond Index Fund	5.8%
iShares U.S. Long Credit Bond Index Fund	2.7%
iShares FTSE NAREIT All Equity REITs Index Fund	1.6%
iShares Global Infrastructure ETF	1.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2030 Fund
Institutional Shares | LINIX
Semi-Annual Shareholder Report — June 30, 2026
LINIX-06/26-SAR

BlackRock LifePath® Index 2030 Fund
Investor A Shares | LINAX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$13,484,431,648
Number of Portfolio Holdings	14
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	53.3%
Fixed-Income Funds	46.7%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	30.7%
iShares Core MSCI Total International Stock ETF	18.0%
iShares U.S. Intermediate Government Bond Index Fund	12.9%
iShares U.S. Securitized Bond Index Fund	10.0%
iShares 0-5 Year TIPS Bond ETF	8.0%
iShares U.S. Intermediate Credit Bond Index Fund	7.3%
iShares U.S. Long Government Bond Index Fund	5.8%
iShares U.S. Long Credit Bond Index Fund	2.7%
iShares FTSE NAREIT All Equity REITs Index Fund	1.6%
iShares Global Infrastructure ETF	1.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2030 Fund
Investor A Shares | LINAX
Semi-Annual Shareholder Report — June 30, 2026
LINAX-06/26-SAR

BlackRock LifePath® Index 2030 Fund

Investor P Shares | LIDPX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$13,484,431,648
Number of Portfolio Holdings	14
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	53.3%
Fixed-Income Funds	46.7%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	30.7%
iShares Core MSCI Total International Stock ETF	18.0%
iShares U.S. Intermediate Government Bond Index Fund	12.9%
iShares U.S. Securitized Bond Index Fund	10.0%
iShares 0-5 Year TIPS Bond ETF	8.0%
iShares U.S. Intermediate Credit Bond Index Fund	7.3%
iShares U.S. Long Government Bond Index Fund	5.8%
iShares U.S. Long Credit Bond Index Fund	2.7%
iShares FTSE NAREIT All Equity REITs Index Fund	1.6%
iShares Global Infrastructure ETF	1.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2030 Fund
Investor P Shares | LIDPX
Semi-Annual Shareholder Report — June 30, 2026
LIDPX-06/26-SAR

BlackRock LifePath® Index 2030 Fund

Class K Shares | LINKX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2030 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$13,484,431,648
Number of Portfolio Holdings	14
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	53.3%
Fixed-Income Funds	46.7%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	30.7%
iShares Core MSCI Total International Stock ETF	18.0%
iShares U.S. Intermediate Government Bond Index Fund	12.9%
iShares U.S. Securitized Bond Index Fund	10.0%
iShares 0-5 Year TIPS Bond ETF	8.0%
iShares U.S. Intermediate Credit Bond Index Fund	7.3%
iShares U.S. Long Government Bond Index Fund	5.8%
iShares U.S. Long Credit Bond Index Fund	2.7%
iShares FTSE NAREIT All Equity REITs Index Fund	1.6%
iShares Global Infrastructure ETF	1.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2030 Fund
Class K Shares | LINKX
Semi-Annual Shareholder Report — June 30, 2026
LINKX-06/26-SAR

BlackRock LifePath® Index 2035 Fund

Institutional Shares | LIJIX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$12,060,406,180
Number of Portfolio Holdings	11
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	66.0%
Fixed-Income Funds	33.8%
Other Assets Less Liabilities	0.2
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	37.3%
iShares Core MSCI Total International Stock ETF	23.0%
iShares U.S. Intermediate Government Bond Index Fund	11.7%
iShares U.S. Securitized Bond Index Fund	8.6%
iShares U.S. Intermediate Credit Bond Index Fund	5.8%
iShares U.S. Long Government Bond Index Fund	3.8%
iShares U.S. Long Credit Bond Index Fund	3.1%
iShares FTSE NAREIT All Equity REITs Index Fund	2.4%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.3%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2035 Fund
Institutional Shares | LIJIX
Semi-Annual Shareholder Report — June 30, 2026
LIJIX-06/26-SAR

BlackRock LifePath® Index 2035 Fund

Investor A Shares | LIJAX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$12,060,406,180
Number of Portfolio Holdings	11
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	66.0%
Fixed-Income Funds	33.8%
Other Assets Less Liabilities	0.2
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	37.3%
iShares Core MSCI Total International Stock ETF	23.0%
iShares U.S. Intermediate Government Bond Index Fund	11.7%
iShares U.S. Securitized Bond Index Fund	8.6%
iShares U.S. Intermediate Credit Bond Index Fund	5.8%
iShares U.S. Long Government Bond Index Fund	3.8%
iShares U.S. Long Credit Bond Index Fund	3.1%
iShares FTSE NAREIT All Equity REITs Index Fund	2.4%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.3%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2035 Fund
Investor A Shares | LIJAX
Semi-Annual Shareholder Report — June 30, 2026
LIJAX-06/26-SAR

BlackRock LifePath® Index 2035 Fund

Investor P Shares | LIJPX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$12,060,406,180
Number of Portfolio Holdings	11
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	66.0%
Fixed-Income Funds	33.8%
Other Assets Less Liabilities	0.2
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	37.3%
iShares Core MSCI Total International Stock ETF	23.0%
iShares U.S. Intermediate Government Bond Index Fund	11.7%
iShares U.S. Securitized Bond Index Fund	8.6%
iShares U.S. Intermediate Credit Bond Index Fund	5.8%
iShares U.S. Long Government Bond Index Fund	3.8%
iShares U.S. Long Credit Bond Index Fund	3.1%
iShares FTSE NAREIT All Equity REITs Index Fund	2.4%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.3%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2035 Fund
Investor P Shares | LIJPX
Semi-Annual Shareholder Report — June 30, 2026
LIJPX-06/26-SAR

BlackRock LifePath® Index 2035 Fund

Class K Shares | LIJKX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2035 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$12,060,406,180
Number of Portfolio Holdings	11
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	66.0%
Fixed-Income Funds	33.8%
Other Assets Less Liabilities	0.2
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	37.3%
iShares Core MSCI Total International Stock ETF	23.0%
iShares U.S. Intermediate Government Bond Index Fund	11.7%
iShares U.S. Securitized Bond Index Fund	8.6%
iShares U.S. Intermediate Credit Bond Index Fund	5.8%
iShares U.S. Long Government Bond Index Fund	3.8%
iShares U.S. Long Credit Bond Index Fund	3.1%
iShares FTSE NAREIT All Equity REITs Index Fund	2.4%
iShares Global Infrastructure ETF	2.0%
Master Small Cap Index Series	1.3%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2035 Fund
Class K Shares | LIJKX
Semi-Annual Shareholder Report — June 30, 2026
LIJKX-06/26-SAR

BlackRock LifePath® Index 2040 Fund
Institutional Shares | LIKIX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.11%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$15,511,420,773
Number of Portfolio Holdings	13
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	76.8%
Fixed-Income Funds	23.1%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	42.7%
iShares Core MSCI Total International Stock ETF	27.0%
iShares U.S. Intermediate Government Bond Index Fund	7.1%
iShares U.S. Securitized Bond Index Fund	5.9%
iShares U.S. Intermediate Credit Bond Index Fund	3.7%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares FTSE NAREIT All Equity REITs Index Fund	3.0%
iShares U.S. Long Government Bond Index Fund	2.8%
iShares Global Infrastructure ETF	2.3%
Master Small Cap Index Series	1.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2040 Fund
Institutional Shares | LIKIX
Semi-Annual Shareholder Report — June 30, 2026
LIKIX-06/26-SAR

BlackRock LifePath® Index 2040 Fund
Investor A Shares | LIKAX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.36%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$15,511,420,773
Number of Portfolio Holdings	13
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	76.8%
Fixed-Income Funds	23.1%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	42.7%
iShares Core MSCI Total International Stock ETF	27.0%
iShares U.S. Intermediate Government Bond Index Fund	7.1%
iShares U.S. Securitized Bond Index Fund	5.9%
iShares U.S. Intermediate Credit Bond Index Fund	3.7%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares FTSE NAREIT All Equity REITs Index Fund	3.0%
iShares U.S. Long Government Bond Index Fund	2.8%
iShares Global Infrastructure ETF	2.3%
Master Small Cap Index Series	1.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2040 Fund
Investor A Shares | LIKAX
Semi-Annual Shareholder Report — June 30, 2026
LIKAX-06/26-SAR

BlackRock LifePath® Index 2040 Fund
Investor P Shares | LIKPX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.36%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$15,511,420,773
Number of Portfolio Holdings	13
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	76.8%
Fixed-Income Funds	23.1%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	42.7%
iShares Core MSCI Total International Stock ETF	27.0%
iShares U.S. Intermediate Government Bond Index Fund	7.1%
iShares U.S. Securitized Bond Index Fund	5.9%
iShares U.S. Intermediate Credit Bond Index Fund	3.7%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares FTSE NAREIT All Equity REITs Index Fund	3.0%
iShares U.S. Long Government Bond Index Fund	2.8%
iShares Global Infrastructure ETF	2.3%
Master Small Cap Index Series	1.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2040 Fund
Investor P Shares | LIKPX
Semi-Annual Shareholder Report — June 30, 2026
LIKPX-06/26-SAR

BlackRock LifePath® Index 2040 Fund
Class K Shares | LIKKX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2040 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$15,511,420,773
Number of Portfolio Holdings	13
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	76.8%
Fixed-Income Funds	23.1%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	42.7%
iShares Core MSCI Total International Stock ETF	27.0%
iShares U.S. Intermediate Government Bond Index Fund	7.1%
iShares U.S. Securitized Bond Index Fund	5.9%
iShares U.S. Intermediate Credit Bond Index Fund	3.7%
iShares U.S. Long Credit Bond Index Fund	3.2%
iShares FTSE NAREIT All Equity REITs Index Fund	3.0%
iShares U.S. Long Government Bond Index Fund	2.8%
iShares Global Infrastructure ETF	2.3%
Master Small Cap Index Series	1.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2040 Fund
Class K Shares | LIKKX
Semi-Annual Shareholder Report — June 30, 2026
LIKKX-06/26-SAR

BlackRock LifePath® Index 2045 Fund
Institutional Shares | LIHIX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$11,462,153,807
Number of Portfolio Holdings	13
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	86.3%
Fixed-Income Funds	13.7%
Money Market Funds	—	%(a)
Other Assets Less Liabilities	—	(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	47.9%
iShares Core MSCI Total International Stock ETF	31.2%
iShares FTSE NAREIT All Equity REITs Index Fund	3.6%
iShares U.S. Securitized Bond Index Fund	3.5%
iShares U.S. Intermediate Government Bond Index Fund	3.5%
iShares U.S. Long Credit Bond Index Fund	3.2%
Master Small Cap Index Series	2.7%
iShares U.S. Intermediate Credit Bond Index Fund	1.9%
iShares U.S. Long Government Bond Index Fund	1.5%
iShares Global Infrastructure ETF	0.9%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2045 Fund
Institutional Shares | LIHIX
Semi-Annual Shareholder Report — June 30, 2026
LIHIX-06/26-SAR

BlackRock LifePath® Index 2045 Fund
Investor A Shares | LIHAX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$11,462,153,807
Number of Portfolio Holdings	13
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	86.3%
Fixed-Income Funds	13.7%
Money Market Funds	—	%(a)
Other Assets Less Liabilities	—	(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	47.9%
iShares Core MSCI Total International Stock ETF	31.2%
iShares FTSE NAREIT All Equity REITs Index Fund	3.6%
iShares U.S. Securitized Bond Index Fund	3.5%
iShares U.S. Intermediate Government Bond Index Fund	3.5%
iShares U.S. Long Credit Bond Index Fund	3.2%
Master Small Cap Index Series	2.7%
iShares U.S. Intermediate Credit Bond Index Fund	1.9%
iShares U.S. Long Government Bond Index Fund	1.5%
iShares Global Infrastructure ETF	0.9%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2045 Fund
Investor A Shares | LIHAX
Semi-Annual Shareholder Report — June 30, 2026
LIHAX-06/26-SAR

BlackRock LifePath® Index 2045 Fund
Investor P Shares | LIHPX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$11,462,153,807
Number of Portfolio Holdings	13
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	86.3%
Fixed-Income Funds	13.7%
Money Market Funds	—	%(a)
Other Assets Less Liabilities	—	(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	47.9%
iShares Core MSCI Total International Stock ETF	31.2%
iShares FTSE NAREIT All Equity REITs Index Fund	3.6%
iShares U.S. Securitized Bond Index Fund	3.5%
iShares U.S. Intermediate Government Bond Index Fund	3.5%
iShares U.S. Long Credit Bond Index Fund	3.2%
Master Small Cap Index Series	2.7%
iShares U.S. Intermediate Credit Bond Index Fund	1.9%
iShares U.S. Long Government Bond Index Fund	1.5%
iShares Global Infrastructure ETF	0.9%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2045 Fund
Investor P Shares | LIHPX
Semi-Annual Shareholder Report — June 30, 2026
LIHPX-06/26-SAR

BlackRock LifePath® Index 2045 Fund
Class K Shares | LIHKX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2045 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$11,462,153,807
Number of Portfolio Holdings	13
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	86.3%
Fixed-Income Funds	13.7%
Money Market Funds	—	%(a)
Other Assets Less Liabilities	—	(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	47.9%
iShares Core MSCI Total International Stock ETF	31.2%
iShares FTSE NAREIT All Equity REITs Index Fund	3.6%
iShares U.S. Securitized Bond Index Fund	3.5%
iShares U.S. Intermediate Government Bond Index Fund	3.5%
iShares U.S. Long Credit Bond Index Fund	3.2%
Master Small Cap Index Series	2.7%
iShares U.S. Intermediate Credit Bond Index Fund	1.9%
iShares U.S. Long Government Bond Index Fund	1.5%
iShares Global Infrastructure ETF	0.9%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2045 Fund
Class K Shares | LIHKX
Semi-Annual Shareholder Report — June 30, 2026
LIHKX-06/26-SAR

BlackRock LifePath® Index 2050 Fund
Institutional Shares | LIPIX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$12,424,722,648
Number of Portfolio Holdings	12
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	93.8%
Fixed-Income Funds	6.2%
Money Market Funds	1.2%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	52.9%
iShares Core MSCI Total International Stock ETF	35.2%
iShares U.S. Long Credit Bond Index Fund	3.5%
Master Small Cap Index Series	3.2%
iShares FTSE NAREIT All Equity REITs Index Fund	2.6%
iShares U.S. Securitized Bond Index Fund	1.6%
iShares U.S. Intermediate Government Bond Index Fund	0.4%
iShares U.S. Long Government Bond Index Fund	0.4%
iShares U.S. Intermediate Credit Bond Index Fund	0.2%
iShares 0-5 Year TIPS Bond ETF	—	%(b)
(a)	Excludes short-term securities.
(b)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2050 Fund
Institutional Shares | LIPIX
Semi-Annual Shareholder Report — June 30, 2026
LIPIX-06/26-SAR

BlackRock LifePath® Index 2050 Fund
Investor A Shares | LIPAX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$12,424,722,648
Number of Portfolio Holdings	12
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	93.8%
Fixed-Income Funds	6.2%
Money Market Funds	1.2%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	52.9%
iShares Core MSCI Total International Stock ETF	35.2%
iShares U.S. Long Credit Bond Index Fund	3.5%
Master Small Cap Index Series	3.2%
iShares FTSE NAREIT All Equity REITs Index Fund	2.6%
iShares U.S. Securitized Bond Index Fund	1.6%
iShares U.S. Intermediate Government Bond Index Fund	0.4%
iShares U.S. Long Government Bond Index Fund	0.4%
iShares U.S. Intermediate Credit Bond Index Fund	0.2%
iShares 0-5 Year TIPS Bond ETF	—	%(b)
(a)	Excludes short-term securities.
(b)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2050 Fund
Investor A Shares | LIPAX
Semi-Annual Shareholder Report — June 30, 2026
LIPAX-06/26-SAR

BlackRock LifePath® Index 2050 Fund
Investor P Shares | LIPPX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$12,424,722,648
Number of Portfolio Holdings	12
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	93.8%
Fixed-Income Funds	6.2%
Money Market Funds	1.2%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	52.9%
iShares Core MSCI Total International Stock ETF	35.2%
iShares U.S. Long Credit Bond Index Fund	3.5%
Master Small Cap Index Series	3.2%
iShares FTSE NAREIT All Equity REITs Index Fund	2.6%
iShares U.S. Securitized Bond Index Fund	1.6%
iShares U.S. Intermediate Government Bond Index Fund	0.4%
iShares U.S. Long Government Bond Index Fund	0.4%
iShares U.S. Intermediate Credit Bond Index Fund	0.2%
iShares 0-5 Year TIPS Bond ETF	—	%(b)
(a)	Excludes short-term securities.
(b)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2050 Fund
Investor P Shares | LIPPX
Semi-Annual Shareholder Report — June 30, 2026
LIPPX-06/26-SAR

BlackRock LifePath® Index 2050 Fund
Class K Shares | LIPKX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2050 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$12,424,722,648
Number of Portfolio Holdings	12
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	93.8%
Fixed-Income Funds	6.2%
Money Market Funds	1.2%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	52.9%
iShares Core MSCI Total International Stock ETF	35.2%
iShares U.S. Long Credit Bond Index Fund	3.5%
Master Small Cap Index Series	3.2%
iShares FTSE NAREIT All Equity REITs Index Fund	2.6%
iShares U.S. Securitized Bond Index Fund	1.6%
iShares U.S. Intermediate Government Bond Index Fund	0.4%
iShares U.S. Long Government Bond Index Fund	0.4%
iShares U.S. Intermediate Credit Bond Index Fund	0.2%
iShares 0-5 Year TIPS Bond ETF	—	%(b)
(a)	Excludes short-term securities.
(b)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2050 Fund
Class K Shares | LIPKX
Semi-Annual Shareholder Report — June 30, 2026
LIPKX-06/26-SAR

BlackRock LifePath® Index 2055 Fund
Institutional Shares | LIVIX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.11%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$8,528,722,151
Number of Portfolio Holdings	9
Portfolio Turnover Rate	9%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.9%
Fixed-Income Funds	2.0%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(—	)(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	55.9%
iShares Core MSCI Total International Stock ETF	37.3%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	1.9%
iShares FTSE NAREIT All Equity REITs Index Fund	1.3%
iShares U.S. Intermediate Credit Bond Index Fund	—	%(c)
iShares U.S. Long Government Bond Index Fund	—	%(c)
iShares U.S. Intermediate Government Bond Index Fund	—	%(c)
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2055 Fund
Institutional Shares | LIVIX
Semi-Annual Shareholder Report — June 30, 2026
LIVIX-06/26-SAR

BlackRock LifePath® Index 2055 Fund
Investor A Shares | LIVAX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.36%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$8,528,722,151
Number of Portfolio Holdings	9
Portfolio Turnover Rate	9%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.9%
Fixed-Income Funds	2.0%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(—	)(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	55.9%
iShares Core MSCI Total International Stock ETF	37.3%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	1.9%
iShares FTSE NAREIT All Equity REITs Index Fund	1.3%
iShares U.S. Intermediate Credit Bond Index Fund	—	%(c)
iShares U.S. Long Government Bond Index Fund	—	%(c)
iShares U.S. Intermediate Government Bond Index Fund	—	%(c)
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2055 Fund
Investor A Shares | LIVAX
Semi-Annual Shareholder Report — June 30, 2026
LIVAX-06/26-SAR

BlackRock LifePath® Index 2055 Fund
Investor P Shares | LIVPX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.36%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$8,528,722,151
Number of Portfolio Holdings	9
Portfolio Turnover Rate	9%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.9%
Fixed-Income Funds	2.0%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(—	)(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	55.9%
iShares Core MSCI Total International Stock ETF	37.3%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	1.9%
iShares FTSE NAREIT All Equity REITs Index Fund	1.3%
iShares U.S. Intermediate Credit Bond Index Fund	—	%(c)
iShares U.S. Long Government Bond Index Fund	—	%(c)
iShares U.S. Intermediate Government Bond Index Fund	—	%(c)
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2055 Fund
Investor P Shares | LIVPX
Semi-Annual Shareholder Report — June 30, 2026
LIVPX-06/26-SAR

BlackRock LifePath® Index 2055 Fund
Class K Shares | LIVKX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2055 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$8,528,722,151
Number of Portfolio Holdings	9
Portfolio Turnover Rate	9%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.9%
Fixed-Income Funds	2.0%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(—	)(a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	55.9%
iShares Core MSCI Total International Stock ETF	37.3%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	1.9%
iShares FTSE NAREIT All Equity REITs Index Fund	1.3%
iShares U.S. Intermediate Credit Bond Index Fund	—	%(c)
iShares U.S. Long Government Bond Index Fund	—	%(c)
iShares U.S. Intermediate Government Bond Index Fund	—	%(c)
(a)	Rounds to greater than (0.1)%.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2055 Fund
Class K Shares | LIVKX
Semi-Annual Shareholder Report — June 30, 2026
LIVKX-06/26-SAR

BlackRock LifePath® Index 2060 Fund

Institutional Shares | LIZIX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.11%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$5,661,746,028
Number of Portfolio Holdings	7
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.8%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	56.8%
iShares Core MSCI Total International Stock ETF	37.6%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2060 Fund
Institutional Shares | LIZIX
Semi-Annual Shareholder Report — June 30, 2026
LIZIX-06/26-SAR

BlackRock LifePath® Index 2060 Fund

Investor A Shares | LIZAX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.36%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$5,661,746,028
Number of Portfolio Holdings	7
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.8%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	56.8%
iShares Core MSCI Total International Stock ETF	37.6%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2060 Fund
Investor A Shares | LIZAX
Semi-Annual Shareholder Report — June 30, 2026
LIZAX-06/26-SAR

BlackRock LifePath® Index 2060 Fund

Investor P Shares | LIZPX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.36%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$5,661,746,028
Number of Portfolio Holdings	7
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.8%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	56.8%
iShares Core MSCI Total International Stock ETF	37.6%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2060 Fund
Investor P Shares | LIZPX
Semi-Annual Shareholder Report — June 30, 2026
LIZPX-06/26-SAR

BlackRock LifePath® Index 2060 Fund

Class K Shares | LIZKX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2060 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$5,661,746,028
Number of Portfolio Holdings	7
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.8%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	56.8%
iShares Core MSCI Total International Stock ETF	37.6%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2060 Fund
Class K Shares | LIZKX
Semi-Annual Shareholder Report — June 30, 2026
LIZKX-06/26-SAR

BlackRock LifePath® Index 2065 Fund

Institutional Shares | LIWIX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.11%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$1,885,462,753
Number of Portfolio Holdings	6
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Fixed-Income Funds	1.0%
Money Market Funds	0.1%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	56.7%
iShares Core MSCI Total International Stock ETF	37.7%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2065 Fund
Institutional Shares | LIWIX
Semi-Annual Shareholder Report — June 30, 2026
LIWIX-06/26-SAR

BlackRock LifePath® Index 2065 Fund

Investor A Shares | LIWAX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.36%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$1,885,462,753
Number of Portfolio Holdings	6
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Fixed-Income Funds	1.0%
Money Market Funds	0.1%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	56.7%
iShares Core MSCI Total International Stock ETF	37.7%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2065 Fund
Investor A Shares | LIWAX
Semi-Annual Shareholder Report — June 30, 2026
LIWAX-06/26-SAR

BlackRock LifePath® Index 2065 Fund
Investor P Shares | LIWPX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.36%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$1,885,462,753
Number of Portfolio Holdings	6
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Fixed-Income Funds	1.0%
Money Market Funds	0.1%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	56.7%
iShares Core MSCI Total International Stock ETF	37.7%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2065 Fund
Investor P Shares | LIWPX
Semi-Annual Shareholder Report — June 30, 2026
LIWPX-06/26-SAR

BlackRock LifePath® Index 2065 Fund
Class K Shares | LIWKX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2065 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$1,885,462,753
Number of Portfolio Holdings	6
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Fixed-Income Funds	1.0%
Money Market Funds	0.1%
Other Assets Less Liabilities	— (a)
Ten largest holdings
Security(b)	Percent of Net Assets
Large Cap Index Master Portfolio	56.7%
iShares Core MSCI Total International Stock ETF	37.7%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Rounds to less than 0.1%.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2065 Fund
Class K Shares | LIWKX
Semi-Annual Shareholder Report — June 30, 2026
LIWKX-06/26-SAR

BlackRock LifePath® Index 2070 Fund
Institutional Shares | LIYIX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.11%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$124,113,463
Number of Portfolio Holdings	6
Portfolio Turnover Rate	5%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Other Assets Less Liabilities	0.2
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	56.6%
iShares Core MSCI Total International Stock ETF	37.5%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2070 Fund
Institutional Shares | LIYIX
Semi-Annual Shareholder Report — June 30, 2026
LIYIX-06/26-SAR

BlackRock LifePath® Index 2070 Fund
Investor A Shares | LIYAX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.36%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$124,113,463
Number of Portfolio Holdings	6
Portfolio Turnover Rate	5%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Other Assets Less Liabilities	0.2
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	56.6%
iShares Core MSCI Total International Stock ETF	37.5%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2070 Fund
Investor A Shares | LIYAX
Semi-Annual Shareholder Report — June 30, 2026
LIYAX-06/26-SAR

BlackRock LifePath® Index 2070 Fund
Investor P Shares | LIYPX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.36%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$124,113,463
Number of Portfolio Holdings	6
Portfolio Turnover Rate	5%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Other Assets Less Liabilities	0.2
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	56.6%
iShares Core MSCI Total International Stock ETF	37.5%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2070 Fund
Investor P Shares | LIYPX
Semi-Annual Shareholder Report — June 30, 2026
LIYPX-06/26-SAR

BlackRock LifePath® Index 2070 Fund
Class K Shares | LIYKX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index 2070 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$124,113,463
Number of Portfolio Holdings	6
Portfolio Turnover Rate	5%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.5%
Fixed-Income Funds	1.0%
Money Market Funds	0.3%
Other Assets Less Liabilities	0.2
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	56.6%
iShares Core MSCI Total International Stock ETF	37.5%
Master Small Cap Index Series	3.5%
iShares U.S. Long Credit Bond Index Fund	1.0%
iShares FTSE NAREIT All Equity REITs Index Fund	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index 2070 Fund
Class K Shares | LIYKX
Semi-Annual Shareholder Report — June 30, 2026
LIYKX-06/26-SAR

BlackRock LifePath® Index Retirement Fund
Institutional Shares | LIRIX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$12,598,122,611
Number of Portfolio Holdings	12
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.8%
Equity Funds	40.1%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	23.1%
iShares U.S. Intermediate Government Bond Index Fund	21.0%
iShares U.S. Securitized Bond Index Fund	12.8%
iShares Core MSCI Total International Stock ETF	12.4%
iShares 0-5 Year TIPS Bond ETF	10.0%
iShares U.S. Long Government Bond Index Fund	7.3%
iShares U.S. Intermediate Credit Bond Index Fund	6.4%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.0%
iShares Global Infrastructure ETF	1.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index Retirement Fund
Institutional Shares | LIRIX
Semi-Annual Shareholder Report — June 30, 2026
LIRIX-06/26-SAR

BlackRock LifePath® Index Retirement Fund
Investor A Shares | LIRAX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$12,598,122,611
Number of Portfolio Holdings	12
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.8%
Equity Funds	40.1%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	23.1%
iShares U.S. Intermediate Government Bond Index Fund	21.0%
iShares U.S. Securitized Bond Index Fund	12.8%
iShares Core MSCI Total International Stock ETF	12.4%
iShares 0-5 Year TIPS Bond ETF	10.0%
iShares U.S. Long Government Bond Index Fund	7.3%
iShares U.S. Intermediate Credit Bond Index Fund	6.4%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.0%
iShares Global Infrastructure ETF	1.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index Retirement Fund
Investor A Shares | LIRAX
Semi-Annual Shareholder Report — June 30, 2026
LIRAX-06/26-SAR

BlackRock LifePath® Index Retirement Fund

Investor P Shares | LIRPX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$19(a)	0.37%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$12,598,122,611
Number of Portfolio Holdings	12
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.8%
Equity Funds	40.1%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	23.1%
iShares U.S. Intermediate Government Bond Index Fund	21.0%
iShares U.S. Securitized Bond Index Fund	12.8%
iShares Core MSCI Total International Stock ETF	12.4%
iShares 0-5 Year TIPS Bond ETF	10.0%
iShares U.S. Long Government Bond Index Fund	7.3%
iShares U.S. Intermediate Credit Bond Index Fund	6.4%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.0%
iShares Global Infrastructure ETF	1.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index Retirement Fund
Investor P Shares | LIRPX
Semi-Annual Shareholder Report — June 30, 2026
LIRPX-06/26-SAR

BlackRock LifePath® Index Retirement Fund

Class K Shares | LIRKX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Index Retirement Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$12,598,122,611
Number of Portfolio Holdings	12
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.8%
Equity Funds	40.1%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(a)	Percent of Net Assets
Large Cap Index Master Portfolio	23.1%
iShares U.S. Intermediate Government Bond Index Fund	21.0%
iShares U.S. Securitized Bond Index Fund	12.8%
iShares Core MSCI Total International Stock ETF	12.4%
iShares 0-5 Year TIPS Bond ETF	10.0%
iShares U.S. Long Government Bond Index Fund	7.3%
iShares U.S. Intermediate Credit Bond Index Fund	6.4%
iShares U.S. Long Credit Bond Index Fund	2.3%
iShares Enhanced Roll Yield Index Fund	2.0%
iShares Global Infrastructure ETF	1.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Index Retirement Fund
Class K Shares | LIRKX
Semi-Annual Shareholder Report — June 30, 2026
LIRKX-06/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrant – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

June 30, 2026
2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Index Retirement Fund
• BlackRock LifePath® Index 2030 Fund
• BlackRock LifePath® Index 2035 Fund
• BlackRock LifePath® Index 2040 Fund
• BlackRock LifePath® Index 2045 Fund
• BlackRock LifePath® Index 2050 Fund
• BlackRock LifePath® Index 2055 Fund
• BlackRock LifePath® Index 2060 Fund
• BlackRock LifePath® Index 2065 Fund
• BlackRock LifePath® Index 2070 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments (unaudited)
June 30, 2026
BlackRock LifePath® Index Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 40.1%
iShares Core MSCI Total International Stock ETF	16,412,636	$ 1,566,421,980
iShares Enhanced Roll Yield Index Fund	20,727,890	248,941,958
iShares FTSE NAREIT All Equity REITs Index Fund	7,042,525	74,509,913
iShares Global Infrastructure ETF	2,920,381	194,497,375
Large Cap Index Master Portfolio	$2,907,559,372	2,907,559,372
Master Small Cap Index Series	$65,746,775	65,746,775
		5,057,677,373
Fixed-Income Funds — 59.8%
iShares 0-5 Year TIPS Bond ETF	12,358,782	1,262,573,169
iShares U.S. Intermediate Credit Bond Index Fund	79,847,877	805,665,076
iShares U.S. Intermediate Government Bond Index Fund	267,857,557	2,646,432,666
Security	Shares/ Investment Value	Value

Fixed-Income Funds (continued)
iShares U.S. Long Credit Bond Index Fund	31,751,447	$ 285,127,992
iShares U.S. Long Government Bond Index Fund	120,257,433	917,564,216
iShares U.S. Securitized Bond Index Fund	168,190,795	1,612,949,723
		7,530,312,842
Total Investments — 99.9% (Cost: $8,754,490,190)		12,587,990,215
Other Assets Less Liabilities — 0.1%		10,132,396
Net Assets — 100.0%		$ 12,598,122,611

(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (3,854)(b)	$ 3,854	$ —	$ —	—	$ 39,761 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	3,675,633	—	(3,675,633)(b)	—	—	—	—	232,920	—
iShares 0-5 Year TIPS Bond ETF	1,271,735,917	109,215,302	(115,184,757)	1,147,386	(4,340,679)	1,262,573,169	12,358,782	23,457,224	—
iShares Core MSCI Total International Stock ETF	1,673,463,315	122,254,819	(440,002,523)	130,129,123	80,577,246	1,566,421,980	16,412,636	20,279,397	—
iShares Enhanced Roll Yield Index Fund	296,173,871	746,351	(99,064,573)	16,784,788	34,301,521	248,941,958	20,727,890	—	—
iShares FTSE NAREIT All Equity REITs Index Fund	73,979,037	686,252	(9,920,863)	(78,000)	9,843,487	74,509,913	7,042,525	491,908	—
iShares Global Infrastructure ETF	198,190,223	5,458,157	(26,108,264)	3,618,056	13,339,203	194,497,375	2,920,381	2,739,713	—
iShares U.S. Intermediate Credit Bond Index Fund	854,737,183	50,827,413	(87,719,245)	802,587	(12,982,862)	805,665,076	79,847,877	18,779,922	—
iShares U.S. Intermediate Government Bond Index Fund	2,793,314,986	210,676,365	(317,007,504)	(1,460,115)	(39,091,066)	2,646,432,666	267,857,557	48,066,818	—
iShares U.S. Long Credit Bond Index Fund	303,604,487	17,490,849	(31,641,261)	(3,543,830)	(782,253)	285,127,992	31,751,447	7,923,349	—
iShares U.S. Long Government Bond Index Fund	937,376,565	94,671,573	(101,349,110)	(13,911,532)	776,720	917,564,216	120,257,433	20,983,761	—
iShares U.S. Securitized Bond Index Fund	1,731,593,494	99,431,824	(202,838,949)	(7,310,475)	(7,926,171)	1,612,949,723	168,190,795	31,995,261	—
Large Cap Index Master Portfolio	2,975,960,013	—	(343,005,439)(b)(d)	32,042,158	242,562,640	2,907,559,372	$2,907,559,372	16,743,775	—
Master Small Cap Index Series	66,089,657	—	(13,102,311)(b)(d)	7,819,515	4,939,914	65,746,775	$65,746,775	307,076	—
				$ 166,043,515	$ 321,217,700	$ 12,587,990,215		$ 192,040,885	$ —

(a)	As of period end, the entity is no longer held.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Index Retirement Fund

(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,084,371,226	$ —	$ —	$ 2,084,371,226
Fixed-Income Funds	7,530,312,842	—	—	7,530,312,842
	$9,614,684,068	$—	$—	9,614,684,068
Investments Valued at NAV(a)				2,973,306,147
				$ 12,587,990,215

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2026
BlackRock LifePath® Index 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 53.3%
iShares Core MSCI Total International Stock ETF	25,386,539	$ 2,422,891,282
iShares Enhanced Roll Yield Index Fund	10,006,208	120,174,555
iShares FTSE NAREIT All Equity REITs Index Fund	20,109,450	212,757,978
iShares Global Infrastructure ETF	2,957,998	197,002,667
Large Cap Index Master Portfolio	$4,146,943,935	4,146,943,935
Master Small Cap Index Series	$80,358,733	80,358,733
		7,180,129,150
Fixed-Income Funds — 46.7%
iShares 0-5 Year TIPS Bond ETF(b)	10,573,890	1,080,228,602
iShares U.S. Intermediate Credit Bond Index Fund	97,748,513	986,282,492
iShares U.S. Intermediate Government Bond Index Fund	175,649,520	1,735,417,257
iShares U.S. Long Credit Bond Index Fund	41,100,931	369,086,357
iShares U.S. Long Government Bond Index Fund	102,963,190	785,609,139
iShares U.S. Securitized Bond Index Fund	140,314,504	1,345,616,096
		6,302,239,943

Security	Shares	Value
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)	549,752	$ 549,917
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	13,889,123	13,889,123
		14,439,040
Total Investments — 100.1% (Cost: $9,015,806,312)		13,496,808,133
Liabilities in Excess of Other Assets — (0.1)%		(12,376,485)
Net Assets — 100.0%		$ 13,484,431,648

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 8,379,000	$ —	$ (7,829,054)(a)	$ (29)	$ —	$ 549,917	549,752	$ 16,980 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	13,889,123 (a)	—	—	—	13,889,123	13,889,123	280,306	—
iShares 0-5 Year TIPS Bond ETF	1,067,086,771	83,439,541	(67,439,181)	(94,426)	(2,764,103)	1,080,228,602	10,573,890	20,190,893	—
iShares Core MSCI Total International Stock ETF	2,349,170,504	183,848,543	(403,870,851)	107,894,760	185,848,326	2,422,891,282	25,386,539	30,484,634	—
iShares Enhanced Roll Yield Index Fund	147,850,105	594,733	(55,602,302)	8,966,922	18,365,097	120,174,555	10,006,208	—	—
iShares FTSE NAREIT All Equity REITs Index Fund	248,839,421	2,219,499	(66,985,400)	(3,141,688)	31,826,146	212,757,978	20,109,450	1,388,262	—
iShares Global Infrastructure ETF	211,077,909	830,945	(33,345,841)	5,193,417	13,246,237	197,002,667	2,957,998	2,775,397	—
iShares U.S. Intermediate Credit Bond Index Fund	1,034,743,066	76,570,961	(109,832,587)	(853,828)	(14,345,120)	986,282,492	97,748,513	23,607,965	—
iShares U.S. Intermediate Government Bond Index Fund	1,932,041,845	142,486,444	(310,766,603)	(2,522,023)	(25,822,406)	1,735,417,257	175,649,520	33,912,589	—
iShares U.S. Long Credit Bond Index Fund	343,661,348	71,611,062	(41,138,460)	(4,764,543)	(283,050)	369,086,357	41,100,931	8,982,181	—
iShares U.S. Long Government Bond Index Fund	807,502,504	64,551,423	(74,345,590)	(9,499,878)	(2,599,320)	785,609,139	102,963,190	18,352,333	—
iShares U.S. Securitized Bond Index Fund	1,450,511,612	95,935,933	(187,792,994)	(6,958,569)	(6,079,886)	1,345,616,096	140,314,504	27,471,394	—

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Index 2030 Fund

Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 3,878,224,059	$ —	$ (88,933,939)(a)(c)	$ 42,104,555	$ 315,549,260	$ 4,146,943,935	$4,146,943,935	$ 22,253,803	$ —
Master Small Cap Index Series	63,002,450	4,062,452 (a)(c)	—	8,609,823	4,684,008	80,358,733	$80,358,733	324,330	—
				$ 144,934,493	$ 517,625,189	$ 13,496,808,133		$ 190,041,067	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,952,826,482	$ —	$ —	$ 2,952,826,482
Fixed-Income Funds	6,302,239,943	—	—	6,302,239,943
Money Market Funds	14,439,040	—	—	14,439,040
	$9,269,505,465	$—	$—	9,269,505,465
Investments Valued at NAV(a)				4,227,302,668
				$ 13,496,808,133

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2026
BlackRock LifePath® Index 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 66.0%
iShares Core MSCI Total International Stock ETF	29,115,978	$ 2,778,828,940
iShares FTSE NAREIT All Equity REITs Index Fund	27,083,729	286,545,849
iShares Global Infrastructure ETF	3,615,833	240,814,478
Large Cap Index Master Portfolio	$4,500,151,718	4,500,151,718
Master Small Cap Index Series	$156,157,385	156,157,385
		7,962,498,370
Fixed-Income Funds — 33.8%
iShares 0-5 Year TIPS Bond ETF	904,942	92,448,876
iShares U.S. Intermediate Credit Bond Index Fund	70,155,726	707,871,271
iShares U.S. Intermediate Government Bond Index Fund	142,695,135	1,409,827,929
Security	Shares/ Investment Value	Value

Fixed-Income Funds (continued)
iShares U.S. Long Credit Bond Index Fund	41,710,730	$ 374,562,359
iShares U.S. Long Government Bond Index Fund	59,959,584	457,491,627
iShares U.S. Securitized Bond Index Fund	107,772,991	1,033,542,987
		4,075,745,049
Total Investments — 99.8% (Cost: $7,913,354,518)		12,038,243,419
Other Assets Less Liabilities — 0.2%		22,162,761
Net Assets — 100.0%		$ 12,060,406,180

(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (4,834)(b)	$ 4,834	$ —	$ —	—	$ 14,086 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	—	—	—	—	—	—	273,882	—
iShares 0-5 Year TIPS Bond ETF	73,875,307	56,509,148	(37,089,773)	(480,383)	(365,423)	92,448,876	904,942	2,250,151	—
iShares Core MSCI Total International Stock ETF	2,601,752,176	215,051,351	(365,954,247)	72,412,416	255,567,244	2,778,828,940	29,115,978	34,819,954	—
iShares Enhanced Roll Yield Index Fund(a)	1,171,301	5,395	(1,445,371)	303,190	(34,515)	—	—	—	—
iShares FTSE NAREIT All Equity REITs Index Fund	298,402,636	8,223,769	(57,911,752)	(2,213,344)	40,044,540	286,545,849	27,083,729	1,864,276	—
iShares Global Infrastructure ETF	213,099,599	31,770,780	(22,004,780)	3,004,833	14,944,046	240,814,478	3,615,833	3,382,691	—
iShares U.S. Intermediate Credit Bond Index Fund	882,363,685	70,795,929	(232,430,548)	(1,264,013)	(11,593,782)	707,871,271	70,155,726	20,101,266	—
iShares U.S. Intermediate Government Bond Index Fund	1,386,760,454	156,551,258	(112,674,288)	(598,954)	(20,210,541)	1,409,827,929	142,695,135	24,534,978	—
iShares U.S. Long Credit Bond Index Fund	335,895,460	57,634,523	(14,198,988)	(1,512,589)	(3,256,047)	374,562,359	41,710,730	9,232,293	—
iShares U.S. Long Government Bond Index Fund	526,576,493	66,649,444	(128,098,466)	(25,191,353)	17,555,509	457,491,627	59,959,584	12,276,998	—
iShares U.S. Securitized Bond Index Fund	1,105,852,145	85,757,871	(147,930,946)	(5,576,652)	(4,559,431)	1,033,542,987	107,772,991	21,201,124	—

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Index 2035 Fund

Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 4,078,252,850	$ 38,148,966 (b)(d)	$ —	$ 45,103,413	$ 338,646,489	$ 4,500,151,718	$4,500,151,718	$ 23,847,536	$ —
Master Small Cap Index Series	117,250,664	13,704,080 (b)(d)	—	16,476,568	8,726,073	156,157,385	$156,157,385	613,918	—
				$ 100,467,966	$ 635,464,162	$ 12,038,243,419		$ 154,413,153	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,306,189,267	$ —	$ —	$ 3,306,189,267
Fixed-Income Funds	4,075,745,049	—	—	4,075,745,049
	$7,381,934,316	$—	$—	7,381,934,316
Investments Valued at NAV(a)				4,656,309,103
				$ 12,038,243,419

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2026
BlackRock LifePath® Index 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 76.8%
iShares Core MSCI Total International Stock ETF(b)	43,843,165	$ 4,184,391,668
iShares FTSE NAREIT All Equity REITs Index Fund	43,744,230	462,813,958
iShares Global Infrastructure ETF(b)	5,248,509	349,550,699
Large Cap Index Master Portfolio	$6,620,845,828	6,620,845,828
Master Small Cap Index Series	$301,120,205	301,120,205
		11,918,722,358
Fixed-Income Funds — 23.1%
iShares 0-5 Year TIPS Bond ETF(b)	496,204	50,692,201
iShares U.S. Intermediate Credit Bond Index Fund	57,118,944	576,330,142
iShares U.S. Intermediate Government Bond Index Fund	112,257,039	1,109,099,550
iShares U.S. Long Credit Bond Index Fund	55,023,669	494,112,551
iShares U.S. Long Government Bond Index Fund	57,824,541	441,201,251
iShares U.S. Securitized Bond Index Fund	95,021,394	911,255,169
		3,582,690,864

Security	Shares	Value
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)	9,465,496	$ 9,468,336
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	19,679,025	19,679,025
		29,147,361
Total Investments — 100.1% (Cost: $9,203,534,793)		15,530,560,583
Liabilities in Excess of Other Assets — (0.1)%		(19,139,810)
Net Assets — 100.0%		$ 15,511,420,773

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 762,720	$ 8,684,967 (a)	$ —	$ 19,779	$ 870	$ 9,468,336	9,465,496	$ 38,169 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	20,234,615	—	(555,590)(a)	—	—	19,679,025	19,679,025	346,947	—
iShares 0-5 Year TIPS Bond ETF	48,417,159	3,687,281	(1,289,667)	(7,894)	(114,678)	50,692,201	496,204	942,176	—
iShares Core MSCI Total International Stock ETF	3,923,608,404	227,589,835	(465,055,456)	90,270,162	407,978,723	4,184,391,668	43,843,165	53,172,117	—
iShares FTSE NAREIT All Equity REITs Index Fund	485,787,436	7,638,612	(92,028,706)	(3,388,614)	64,805,230	462,813,958	43,744,230	3,009,397	—
iShares Global Infrastructure ETF	289,076,471	57,120,178	(20,712,715)	3,032,384	21,034,381	349,550,699	5,248,509	4,831,371	—
iShares U.S. Intermediate Credit Bond Index Fund	654,846,269	51,236,569	(120,016,544)	(1,277,973)	(8,458,179)	576,330,142	57,118,944	15,140,414	—
iShares U.S. Intermediate Government Bond Index Fund	1,087,441,048	131,098,695	(92,611,050)	(988,661)	(15,840,482)	1,109,099,550	112,257,039	19,893,392	—
iShares U.S. Long Credit Bond Index Fund	465,723,228	47,239,329	(12,116,822)	(1,555,574)	(5,177,610)	494,112,551	55,023,669	12,932,450	—
iShares U.S. Long Government Bond Index Fund	503,881,837	37,527,512	(92,657,584)	(20,344,265)	12,793,751	441,201,251	57,824,541	11,608,861	—
iShares U.S. Securitized Bond Index Fund	958,930,473	77,666,953	(116,493,471)	(4,398,050)	(4,450,736)	911,255,169	95,021,394	18,723,668	—

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Index 2040 Fund

Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 5,966,821,715	$ 90,213,370 (a)(c)	$ —	$ 66,346,501	$ 497,464,242	$ 6,620,845,828	$6,620,845,828	$ 35,188,541	$ —
Master Small Cap Index Series	243,941,624	4,480,309 (a)(c)	—	34,619,687	18,078,585	301,120,205	$301,120,205	1,283,673	—
				$ 162,327,482	$ 988,114,097	$ 15,530,560,583		$ 177,111,176	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 4,996,756,325	$ —	$ —	$ 4,996,756,325
Fixed-Income Funds	3,582,690,864	—	—	3,582,690,864
Money Market Funds	29,147,361	—	—	29,147,361
	$8,608,594,550	$—	$—	8,608,594,550
Investments Valued at NAV(a)				6,921,966,033
				$ 15,530,560,583

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2026
BlackRock LifePath® Index 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 86.3%
iShares Core MSCI Total International Stock ETF	37,440,537	$ 3,573,324,851
iShares Enhanced Roll Yield Index Fund	96,101	1,154,168
iShares FTSE NAREIT All Equity REITs Index Fund	38,969,292	412,295,109
iShares Global Infrastructure ETF(b)	1,576,229	104,976,851
Large Cap Index Master Portfolio	$5,489,443,932	5,489,443,932
Master Small Cap Index Series	$311,001,004	311,001,004
		9,892,195,915
Fixed-Income Funds — 13.7%
iShares 0-5 Year TIPS Bond ETF(b)	59,655	6,094,355
iShares U.S. Intermediate Credit Bond Index Fund	21,111,493	213,014,966
iShares U.S. Intermediate Government Bond Index Fund	40,657,386	401,694,977
iShares U.S. Long Credit Bond Index Fund	40,406,366	362,849,170
iShares U.S. Long Government Bond Index Fund	23,369,834	178,311,833
iShares U.S. Securitized Bond Index Fund	41,925,138	402,062,074
		1,564,027,375

Security	Shares	Value
Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)	1,386,023	$ 1,386,439
Total Investments — 100.0% (Cost: $6,730,730,404)		11,457,609,729
Other Assets Less Liabilities — 0.0%		4,544,078
Net Assets — 100.0%		$ 11,462,153,807

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 1,404,010 (a)	$ —	$ (17,571)	$ —	$ 1,386,439	1,386,023	$ 11,375 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	2,597,912	—	(2,597,912)(a)	—	—	—	—	277,041	—
iShares 0-5 Year TIPS Bond ETF	4,025,156	2,325,378	(232,324)	384	(24,239)	6,094,355	59,655	113,280	—
iShares Core MSCI Total International Stock ETF	3,379,302,361	189,414,166	(426,376,368)	68,571,769	362,412,923	3,573,324,851	37,440,537	46,077,580	—
iShares Enhanced Roll Yield Index Fund	—	1,091,148	(28,610)	2,550	89,080	1,154,168	96,101	—	—
iShares FTSE NAREIT All Equity REITs Index Fund	435,917,410	11,407,469	(90,336,690)	(2,744,118)	58,051,038	412,295,109	38,969,292	2,692,089	—
iShares Global Infrastructure ETF	70,336,968	31,967,898	(2,639,154)	113,680	5,197,459	104,976,851	1,576,229	1,451,396	—
iShares U.S. Intermediate Credit Bond Index Fund	233,314,736	27,033,003	(43,838,916)	(537,144)	(2,956,713)	213,014,966	21,111,493	5,498,283	—
iShares U.S. Intermediate Government Bond Index Fund	387,098,567	69,147,365	(48,498,686)	(534,808)	(5,517,461)	401,694,977	40,657,386	7,208,454	—
iShares U.S. Long Credit Bond Index Fund	350,794,844	34,101,268	(16,956,838)	(2,278,234)	(2,811,870)	362,849,170	40,406,366	9,712,425	—
iShares U.S. Long Government Bond Index Fund	198,079,310	18,787,731	(35,719,884)	(3,521,709)	686,385	178,311,833	23,369,834	4,604,047	—
iShares U.S. Securitized Bond Index Fund	413,823,352	39,263,715	(47,188,737)	(1,837,120)	(1,999,136)	402,062,074	41,925,138	8,160,080	—

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Index 2045 Fund

Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 4,935,816,807	$ 85,946,891 (a)(d)	$ —	$ 55,119,209	$ 412,561,025	$ 5,489,443,932	$5,489,443,932	$ 29,369,058	$ —
Master Small Cap Index Series	262,277,007	—	(7,541,612)(a)(d)	36,840,438	19,425,171	311,001,004	$311,001,004	1,370,066	—
				$ 149,177,326	$ 845,113,662	$ 11,457,609,729		$ 116,545,174	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 4,091,750,979	$ —	$ —	$ 4,091,750,979
Fixed-Income Funds	1,564,027,375	—	—	1,564,027,375
Money Market Funds	1,386,439	—	—	1,386,439
	$5,657,164,793	$—	$—	5,657,164,793
Investments Valued at NAV(a)				5,800,444,936
				$ 11,457,609,729

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2026
BlackRock LifePath® Index 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 93.8%
iShares Core MSCI Total International Stock ETF(b)	45,786,732	$ 4,369,885,702
iShares FTSE NAREIT All Equity REITs Index Fund	30,004,795	317,450,731
Large Cap Index Master Portfolio	$6,569,126,872	6,569,126,872
Master Small Cap Index Series	$399,670,605	399,670,605
		11,656,133,910
Fixed-Income Funds — 6.2%
iShares 0-5 Year TIPS Bond ETF(b)	10,733	1,096,483
iShares U.S. Intermediate Credit Bond Index Fund	2,787,749	28,128,386
iShares U.S. Intermediate Government Bond Index Fund	5,619,177	55,517,468
iShares U.S. Long Credit Bond Index Fund	48,382,470	434,474,583
iShares U.S. Long Government Bond Index Fund	6,186,381	47,202,085
iShares U.S. Securitized Bond Index Fund	20,496,799	196,564,306
		762,983,311

Security	Shares	Value
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)	147,703,836	$ 147,748,147
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	1,514,796	1,514,796
		149,262,943
Total Investments — 101.2% (Cost: $7,123,883,883)		12,568,380,164
Liabilities in Excess of Other Assets — (1.2)%		(143,657,516)
Net Assets — 100.0%		$ 12,424,722,648

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 147,714,828 (a)	$ —	$ 29,146	$ 4,173	$ 147,748,147	147,703,836	$ 111,361 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,514,796 (a)	—	—	—	1,514,796	1,514,796	287,101	—
iShares 0-5 Year TIPS Bond ETF	—	1,121,059	(10,975)	3	(13,604)	1,096,483	10,733	20,359	—
iShares Core MSCI Total International Stock ETF	4,081,712,200	226,480,816	(460,501,086)	63,739,152	458,454,620	4,369,885,702	45,786,732	56,616,862	—
iShares FTSE NAREIT All Equity REITs Index Fund	306,111,371	9,349,813	(40,402,742)	155,829	42,236,460	317,450,731	30,004,795	2,170,663	—
iShares U.S. Intermediate Credit Bond Index Fund	16,509,162	18,665,181	(6,755,652)	(34,448)	(255,857)	28,128,386	2,787,749	534,044	—
iShares U.S. Intermediate Government Bond Index Fund	35,503,834	21,818,834	(1,128,828)	(7,333)	(669,039)	55,517,468	5,619,177	790,498	—
iShares U.S. Long Credit Bond Index Fund	434,473,141	45,037,995	(38,510,582)	(3,449,552)	(3,076,419)	434,474,583	48,382,470	11,861,187	—
iShares U.S. Long Government Bond Index Fund	37,716,448	18,917,969	(8,907,392)	(567,380)	42,440	47,202,085	6,186,381	1,039,816	—
iShares U.S. Securitized Bond Index Fund	186,513,914	20,819,475	(8,956,852)	(59,508)	(1,752,723)	196,564,306	20,496,799	3,727,811	—

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Index 2050 Fund

Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 5,884,492,699	$ 123,402,388 (a)(c)	$ —	$ 65,885,571	$ 495,346,214	$ 6,569,126,872	$6,569,126,872	$ 35,243,125	$ —
Master Small Cap Index Series	359,719,207	—	(36,190,358)(a)(c)	49,600,793	26,540,963	399,670,605	$399,670,605	1,849,144	—
				$ 175,292,273	$ 1,016,857,228	$ 12,568,380,164		$ 114,251,971	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 4,687,336,433	$ —	$ —	$ 4,687,336,433
Fixed-Income Funds	762,983,311	—	—	762,983,311
Money Market Funds	149,262,943	—	—	149,262,943
	$5,599,582,687	$—	$—	5,599,582,687
Investments Valued at NAV(a)				6,968,797,477
				$ 12,568,380,164

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2026
BlackRock LifePath® Index 2055 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 97.9%
iShares Core MSCI Total International Stock ETF	33,276,265	$ 3,175,886,732
iShares FTSE NAREIT All Equity REITs Index Fund	9,940,566	105,171,189
Large Cap Index Master Portfolio	$4,769,658,937	4,769,658,937
Master Small Cap Index Series	$300,204,504	300,204,504
		8,350,921,362
Fixed-Income Funds — 2.0%
iShares U.S. Intermediate Credit Bond Index Fund	77,990	786,915
iShares U.S. Intermediate Government Bond Index Fund	74,822	739,239
iShares U.S. Long Credit Bond Index Fund	18,340,877	164,701,078
iShares U.S. Long Government Bond Index Fund	97,683	745,318
		166,972,550

Security	Shares	Value
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(b)	13,378,579	$ 13,378,579
Total Investments — 100.0% (Cost: $4,916,905,655)		8,531,272,491
Liabilities in Excess of Other Assets — 0.0%		(2,550,340)
Net Assets — 100.0%		$ 8,528,722,151

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 8,721,663	$ —	$ (8,710,573)(b)	$ (11,033)	$ (57)	$ —	—	$ 8,588 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	13,378,579 (b)	—	—	—	13,378,579	13,378,579	227,966	—
iShares Core MSCI Total International Stock ETF	3,007,935,220	249,249,571	(463,668,094)	47,498,779	334,871,256	3,175,886,732	33,276,265	41,229,716	—
iShares FTSE NAREIT All Equity REITs Index Fund	101,400,397	6,386,831	(16,555,437)	(205,232)	14,144,630	105,171,189	9,940,566	716,182	—
iShares U.S. Intermediate Credit Bond Index Fund	—	846,583	(48,005)	(340)	(11,323)	786,915	77,990	14,210	—
iShares U.S. Intermediate Government Bond Index Fund	—	757,342	(12,143)	(42)	(5,918)	739,239	74,822	6,544	—
iShares U.S. Long Credit Bond Index Fund	144,365,094	29,461,428	(7,156,785)	(889,729)	(1,078,930)	164,701,078	18,340,877	4,113,384	—
iShares U.S. Long Government Bond Index Fund	—	759,319	(12,144)	(35)	(1,822)	745,318	97,683	8,498	—
Large Cap Index Master Portfolio	4,309,548,882	52,939,590 (b)(d)	—	47,910,808	359,259,657	4,769,658,937	$4,769,658,937	25,697,178	—
Master Small Cap Index Series	277,703,180	—	(35,342,468)(b)(d)	37,490,508	20,353,284	300,204,504	$300,204,504	1,404,790	—
				$ 131,793,684	$ 727,530,777	$ 8,531,272,491		$ 73,427,056	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Index 2055 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,281,057,921	$ —	$ —	$ 3,281,057,921
Fixed-Income Funds	166,972,550	—	—	166,972,550
Money Market Funds	13,378,579	—	—	13,378,579
	$3,461,409,050	$—	$—	3,461,409,050
Investments Valued at NAV(a)				5,069,863,441
				$ 8,531,272,491

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2026
BlackRock LifePath® Index 2060 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 98.8%
iShares Core MSCI Total International Stock ETF(b)	22,323,537	$ 2,130,558,371
iShares FTSE NAREIT All Equity REITs Index Fund	4,888,552	51,720,884
Large Cap Index Master Portfolio	$3,212,685,583	3,212,685,583
Master Small Cap Index Series	$199,405,512	199,405,512
		5,594,370,350
Fixed-Income Funds — 1.0%
iShares U.S. Long Credit Bond Index Fund	6,381,994	57,310,303

Security	Shares	Value
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)	4,387,359	$ 4,388,676
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	13,194,052	13,194,052
		17,582,728
Total Investments — 100.1% (Cost: $3,622,543,080)		5,669,263,381
Liabilities in Excess of Other Assets — (0.1)%		(7,517,353)
Net Assets — 100.0%		$ 5,661,746,028

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 4,379,214 (a)	$ —	$ 9,024	$ 438	$ 4,388,676	4,387,359	$ 19,929 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	10,985,755	2,208,297 (a)	—	—	—	13,194,052	13,194,052	169,274	—
iShares Core MSCI Total International Stock ETF	1,905,610,691	211,564,652	(234,924,544)	11,623,409	236,684,163	2,130,558,371	22,323,537	27,751,724	—
iShares FTSE NAREIT All Equity REITs Index Fund	47,911,063	3,124,037	(5,843,401)	(209,974)	6,739,159	51,720,884	4,888,552	338,140	—
iShares U.S. Long Credit Bond Index Fund	49,273,197	9,441,921	(707,053)	(98,194)	(599,568)	57,310,303	6,381,994	1,439,691	—
Large Cap Index Master Portfolio	2,742,709,709	198,595,443 (a)(c)	—	31,695,480	239,684,951	3,212,685,583	$3,212,685,583	16,898,535	—
Master Small Cap Index Series	178,435,483	—	(17,048,226)(a)(c)	24,744,600	13,273,655	199,405,512	$199,405,512	929,452	—
				$ 67,764,345	$ 495,782,798	$ 5,669,263,381		$ 47,546,745	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,182,279,255	$ —	$ —	$ 2,182,279,255

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Index 2060 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Fixed-Income Funds	$ 57,310,303	$ —	$ —	$ 57,310,303
Money Market Funds	17,582,728	—	—	17,582,728
	$2,257,172,286	$—	$—	2,257,172,286
Investments Valued at NAV(a)				3,412,091,095
				$ 5,669,263,381

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2026
BlackRock LifePath® Index 2065 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 98.9%
iShares Core MSCI Total International Stock ETF	7,456,235	$ 711,623,068
iShares FTSE NAREIT All Equity REITs Index Fund	1,543,989	16,335,404
Large Cap Index Master Portfolio	$1,068,528,507	1,068,528,507
Master Small Cap Index Series	$67,057,572	67,057,572
		1,863,544,551
Fixed-Income Funds — 1.0%
iShares U.S. Long Credit Bond Index Fund	2,119,237	19,030,752

Security	Shares	Value
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(b)	2,263,423	$ 2,263,423
Total Investments — 100.0% (Cost: $1,351,023,175)		1,884,838,726
Other Assets Less Liabilities — 0.0%		624,027
Net Assets — 100.0%		$ 1,885,462,753

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 4,110,403	$ —	$ (1,846,980)(a)	$ —	$ —	$ 2,263,423	2,263,423	$ 63,252	$ —
iShares Core MSCI Total International Stock ETF	593,879,100	111,781,525	(73,739,643)	1,937,644	77,764,442	711,623,068	7,456,235	9,163,736	—
iShares FTSE NAREIT All Equity REITs Index Fund	15,488,202	1,770,437	(2,993,141)	(108,337)	2,178,243	16,335,404	1,543,989	106,264	—
iShares U.S. Long Credit Bond Index Fund	15,430,419	4,237,807	(420,140)	(55,946)	(161,388)	19,030,752	2,119,237	466,653	—
Large Cap Index Master Portfolio	858,782,006	121,445,194 (a)(b)	—	10,294,112	78,007,195	1,068,528,507	$1,068,528,507	5,468,898	—
Master Small Cap Index Series	55,557,684	—	(726,709)(a)(b)	8,347,306	3,879,291	67,057,572	$67,057,572	301,869	—
				$ 20,414,779	$ 161,667,783	$ 1,884,838,726		$ 15,570,672	$ —

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 727,958,472	$ —	$ —	$ 727,958,472
Fixed-Income Funds	19,030,752	—	—	19,030,752
Money Market Funds	2,263,423	—	—	2,263,423
	$749,252,647	$—	$—	749,252,647
Investments Valued at NAV(a)				1,135,586,079
				$ 1,884,838,726

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
June 30, 2026
BlackRock LifePath® Index 2070 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 98.5%
iShares Core MSCI Total International Stock ETF	487,954	$ 46,570,330
iShares FTSE NAREIT All Equity REITs Index Fund	100,032	1,058,342
Large Cap Index Master Portfolio	$70,258,555	70,258,555
Master Small Cap Index Series	$4,343,852	4,343,852
		122,231,079
Fixed-Income Funds — 1.0%
iShares U.S. Long Credit Bond Index Fund	138,558	1,244,247

Security	Shares	Value
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(b)	450,164	$ 450,164
Total Investments — 99.8% (Cost: $111,112,826)		123,925,490
Other Assets Less Liabilities — 0.2%		187,973
Net Assets — 100.0%		$ 124,113,463

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 237,544	$ 212,620 (a)	$ —	$ —	$ —	$ 450,164	450,164	$ 735	$ —
iShares Core MSCI Total International Stock ETF	20,588,172	24,613,322	(2,440,607)	(43,640)	3,853,083	46,570,330	487,954	587,367	—
iShares FTSE NAREIT All Equity REITs Index Fund	537,365	546,941	(129,334)	(4,049)	107,419	1,058,342	100,032	5,954	—
iShares U.S. Long Credit Bond Index Fund	556,214	708,940	(9,814)	(447)	(10,646)	1,244,247	138,558	24,956	—
Large Cap Index Master Portfolio	31,049,145	34,031,370 (a)(b)	—	579,215	4,598,825	70,258,555	$70,258,555	295,939	—
Master Small Cap Index Series	2,082,886	1,594,820 (a)(b)	—	525,518	140,628	4,343,852	$4,343,852	16,935	—
				$ 1,056,597	$ 8,689,309	$ 123,925,490		$ 931,886	$ —

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 47,628,672	$ —	$ —	$ 47,628,672
Fixed-Income Funds	1,244,247	—	—	1,244,247
Money Market Funds	450,164	—	—	450,164
	$49,323,083	$—	$—	49,323,083
Investments Valued at NAV(a)				74,602,407
				$ 123,925,490

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments

Statements of Assets and Liabilities (unaudited)
June 30, 2026

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund	BlackRock LifePath® Index 2040 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 12,587,990,215	$ 13,496,808,133	$ 12,038,243,419	$ 15,530,560,583
Cash	15,274,708	—	8,018,903	—
Receivables:
Investments sold	34,442,465	180,579,193	215,581,929	160,296,566
Securities lending income — affiliated	8,892	3,063	1,884	2,522
Capital shares sold	8,295,399	10,439,022	5,913,646	12,419,729
Dividends — affiliated	20,578,915	18,239,516	14,260,868	13,017,160
Total assets	12,666,590,594	13,706,068,927	12,282,020,649	15,716,296,560
LIABILITIES
Bank overdraft	—	3,967	—	—
Collateral on securities loaned	—	552,364	—	9,447,688
Payables:
Investments purchased	45,799,653	199,995,339	201,879,172	174,345,093
Administration fees	503,344	530,178	394,748	607,921
Capital shares redeemed	21,401,628	19,870,581	19,111,935	19,884,164
Investment advisory fees	265,488	231,848	153,136	127,647
Trustees’ and Officer’s fees	17,724	17,306	14,504	17,993
Professional fees	53,702	23,486	22,176	23,741
Service fees	426,444	412,210	38,798	421,540
Total liabilities	68,467,983	221,637,279	221,614,469	204,875,787
Commitments and contingent liabilities
NET ASSETS	$ 12,598,122,611	$ 13,484,431,648	$ 12,060,406,180	$ 15,511,420,773
NET ASSETS CONSIST OF
Paid-in capital	$ 8,088,548,677	$ 8,521,323,148	$ 7,657,395,212	$ 8,916,131,696
Accumulated earnings	4,509,573,934	4,963,108,500	4,403,010,968	6,595,289,077
NET ASSETS	$ 12,598,122,611	$ 13,484,431,648	$ 12,060,406,180	$ 15,511,420,773
(a) Investments, at cost—affiliated	$8,754,490,190	$9,015,806,312	$7,913,354,518	$9,203,534,793
(b) Securities loaned, at value	$—	$551,664	$—	$9,185,436

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2026

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund	BlackRock LifePath® Index 2040 Fund
NET ASSET VALUE
Institutional
Net assets	$ 411,910,999	$ 490,507,588	$ 155,702,954	$ 810,985,380
Shares outstanding	26,216,591	24,377,763	6,778,456	31,884,795
Net asset value	$ 15.71	$ 20.12	$ 22.97	$ 25.43
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 152,523,137	$ 124,137,581	$ 89,320,344	$ 132,308,249
Shares outstanding	9,726,229	6,172,944	3,900,996	5,216,818
Net asset value	$ 15.68	$ 20.11	$ 22.90	$ 25.36
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor P
Net assets	$ 1,904,388,348	$ 1,889,468,523	$ 100,111,310	$ 1,955,932,509
Shares outstanding	121,644,974	94,127,648	4,389,466	77,250,416
Net asset value	$ 15.66	$ 20.07	$ 22.81	$ 25.32
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 10,129,300,127	$ 10,980,317,956	$ 11,715,271,572	$ 12,612,194,635
Shares outstanding	644,970,201	546,143,581	510,426,623	495,834,388
Net asset value	$ 15.71	$ 20.11	$ 22.95	$ 25.44
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2026

	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund	BlackRock LifePath® Index 2060 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 11,457,609,729	$ 12,568,380,164	$ 8,531,272,491	$ 5,669,263,381
Cash	10,457,611	7,369,557	—	—
Receivables:
Investments sold	61,045,519	37,802,643	24,448,330	15,063,987
Securities lending income — affiliated	847	29,941	2,547	1,874
Capital shares sold	6,371,029	9,952,709	5,368,489	5,642,523
Dividends — unaffiliated	—	—	738,818	—
Dividends — affiliated	5,926,761	3,110,169	35,623	274,052
Total assets	11,541,411,496	12,626,645,183	8,561,866,298	5,690,245,817
LIABILITIES
Bank overdraft	—	—	12,263	—
Collateral on securities loaned	1,380,579	147,714,828	—	4,379,177
Payables:
Investments purchased	62,378,030	40,963,364	25,013,844	17,225,214
Administration fees	372,984	434,739	277,509	183,529
Capital shares redeemed	14,967,891	12,505,340	7,742,576	6,637,175
Investment advisory fees	94,296	88,470	42,384	25,325
Trustees’ and Officer’s fees	13,272	13,949	9,878	7,704
Professional fees	20,356	20,104	21,536	28,143
Service fees	30,281	181,741	24,157	13,522
Total liabilities	79,257,689	201,922,535	33,144,147	28,499,789
Commitments and contingent liabilities
NET ASSETS	$ 11,462,153,807	$ 12,424,722,648	$ 8,528,722,151	$ 5,661,746,028
NET ASSETS CONSIST OF
Paid-in capital	$ 6,577,622,250	$ 6,833,993,439	$ 4,800,488,475	$ 3,541,252,300
Accumulated earnings	4,884,531,557	5,590,729,209	3,728,233,676	2,120,493,728
NET ASSETS	$ 11,462,153,807	$ 12,424,722,648	$ 8,528,722,151	$ 5,661,746,028
(a) Investments, at cost—affiliated	$6,730,730,404	$7,123,883,883	$4,916,905,655	$3,622,543,080
(b) Securities loaned, at value	$1,345,832	$145,814,568	$—	$4,316,179

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2026

	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund	BlackRock LifePath® Index 2060 Fund
NET ASSET VALUE
Institutional
Net assets	$ 148,570,630	$ 166,145,607	$ 107,375,912	$ 81,986,184
Shares outstanding	5,227,507	5,453,439	3,354,026	2,845,573
Net asset value	$ 28.42	$ 30.47	$ 32.01	$ 28.81
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 90,836,523	$ 121,977,991	$ 87,907,964	$ 30,063,289
Shares outstanding	3,205,663	4,018,621	2,755,690	1,047,026
Net asset value	$ 28.34	$ 30.35	$ 31.90	$ 28.71
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor P
Net assets	$ 57,051,770	$ 782,192,395	$ 32,120,024	$ 38,873,684
Shares outstanding	2,021,071	25,811,128	1,009,722	1,356,855
Net asset value	$ 28.23	$ 30.30	$ 31.81	$ 28.65
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 11,165,694,884	$ 11,354,406,655	$ 8,301,318,251	$ 5,510,822,871
Shares outstanding	392,388,728	372,647,105	259,177,046	191,146,380
Net asset value	$ 28.46	$ 30.47	$ 32.03	$ 28.83
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2026

	BlackRock LifePath® Index 2065 Fund	BlackRock LifePath® Index 2070 Fund
ASSETS
Investments, at value — affiliated(a)	$ 1,884,838,726	$ 123,925,490
Cash	1,880,142	—
Receivables:
Investments sold	5,795,967	362,881
Capital shares sold	2,147,138	911,929
Dividends — affiliated	95,028	11,880
Total assets	1,894,757,001	125,212,180
LIABILITIES
Bank overdraft	—	5,066
Payables:
Investments purchased	6,260,991	950,710
Administration fees	59,712	770
Capital shares redeemed	2,939,829	130,711
Investment advisory fees	8,281	523
Trustees’ and Officer’s fees	1,904	260
Professional fees	17,276	10,000
Service fees	6,255	677
Total liabilities	9,294,248	1,098,717
Commitments and contingent liabilities
NET ASSETS	$ 1,885,462,753	$ 124,113,463
NET ASSETS CONSIST OF
Paid-in capital	$ 1,332,820,963	$ 110,060,240
Accumulated earnings	552,641,790	14,053,223
NET ASSETS	$ 1,885,462,753	$ 124,113,463
(a) Investments, at cost—affiliated	$1,351,023,175	$111,112,826

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2026

	BlackRock LifePath® Index 2065 Fund	BlackRock LifePath® Index 2070 Fund
NET ASSET VALUE
Institutional
Net assets	$ 46,481,606	$ 2,224,606
Shares outstanding	2,283,818	166,594
Net asset value	$ 20.35	$ 13.35
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor A
Net assets	$ 10,555,439	$ 916,034
Shares outstanding	520,324	68,754
Net asset value	$ 20.29	$ 13.32
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor P
Net assets	$ 21,808,932	$ 2,645,353
Shares outstanding	1,075,410	198,775
Net asset value	$ 20.28	$ 13.31
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Class K
Net assets	$ 1,806,616,776	$ 118,327,470
Shares outstanding	88,714,341	8,857,404
Net asset value	$ 20.36	$ 13.36
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended June 30, 2026

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund	BlackRock LifePath® Index 2040 Fund
INVESTMENT INCOME
Dividends — affiliated	$174,950,273	$167,445,954	$129,937,613	$140,600,793
Interest — unaffiliated	9,396	6,193	5,573	5,457
Securities lending income — affiliated — net	39,761	16,980	14,086	38,169
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	17,050,837	22,585,476	24,446,973	36,419,118
Interest — affiliated	471,961	616,864	687,762	1,052,714
Expenses	(480,537)	(635,464)	(685,738)	(1,018,558)
Fees waived	8,590	11,257	12,457	18,940
Total investment income	192,050,281	190,047,260	154,418,726	177,116,633
EXPENSES
Investment advisory	3,191,857	3,341,146	2,923,724	3,717,718
Administration — class specific	3,174,095	3,299,018	2,430,013	3,677,261
Service — class specific	2,546,309	2,469,279	223,441	2,508,249
Trustees and Officer	54,189	55,464	48,438	59,874
Professional	11,243	21,226	19,037	22,215
Miscellaneous	10,635	8,010	6,510	9,311
Total expenses excluding interest expense	8,988,328	9,194,143	5,651,163	9,994,628
Interest expense — unaffiliated	698	96	—	—
Total expenses	8,989,026	9,194,239	5,651,163	9,994,628
Less fees waived and/or reimbursed by the Administrator/Manager	(1,645,616)	(2,033,988)	(2,061,605)	(3,020,113)
Total expenses after fees waived and/or reimbursed	7,343,410	7,160,251	3,589,558	6,974,515
Net investment income	184,706,871	182,887,009	150,829,168	170,142,118
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — affiliated	126,181,842	94,220,115	38,887,985	61,361,294
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	39,861,673	50,714,378	61,579,981	100,966,188
	166,043,515	144,934,493	100,467,966	162,327,482
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	73,715,146	197,391,921	288,091,600	472,571,270
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	247,502,554	320,233,268	347,372,562	515,542,827
	321,217,700	517,625,189	635,464,162	988,114,097
Net realized and unrealized gain	487,261,215	662,559,682	735,932,128	1,150,441,579
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$671,968,086	$845,446,691	$886,761,296	$1,320,583,697
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited) (continued)
Six Months Ended June 30, 2026

	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund	BlackRock LifePath® Index 2060 Fund
INVESTMENT INCOME
Dividends — affiliated	$85,794,675	$77,048,341	$46,316,500	$29,698,829
Interest — unaffiliated	5,220	6,549	3,860	1,063
Securities lending income — affiliated — net	11,375	111,361	8,588	19,929
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	30,669,633	36,990,570	27,022,985	17,775,896
Interest — affiliated	908,501	1,111,873	816,227	536,807
Expenses	(855,258)	(1,030,003)	(751,645)	(494,280)
Fees waived	16,248	19,829	14,401	9,564
Total investment income	116,550,394	114,258,520	73,430,916	47,547,808
EXPENSES
Investment advisory	2,728,970	2,925,317	2,007,947	1,302,843
Administration — class specific	2,260,313	2,598,140	1,666,395	1,080,052
Service — class specific	171,030	1,061,186	139,252	78,090
Trustees and Officer	44,985	47,539	34,180	22,667
Professional	19,078	20,320	13,655	11,437
Miscellaneous	6,235	5,011	7,635	7,635
Total expenses	5,230,611	6,657,513	3,869,064	2,502,724
Less fees waived and/or reimbursed by the Administrator/Manager	(2,220,243)	(2,487,751)	(1,814,667)	(1,195,000)
Total expenses after fees waived and/or reimbursed	3,010,368	4,169,762	2,054,397	1,307,724
Net investment income	113,540,026	110,088,758	71,376,519	46,240,084
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — affiliated	57,217,679	59,805,909	46,392,368	11,324,265
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	91,959,647	115,486,364	85,401,316	56,440,080
	149,177,326	175,292,273	131,793,684	67,764,345
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	413,127,466	494,970,051	347,917,836	242,824,192
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	431,986,196	521,887,177	379,612,941	252,958,606
	845,113,662	1,016,857,228	727,530,777	495,782,798
Net realized and unrealized gain	994,290,988	1,192,149,501	859,324,461	563,547,143
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,107,831,014	$1,302,238,259	$930,700,980	$609,787,227
See notes to financial statements.
Statements of Operations

Statements of Operations (unaudited) (continued)
Six Months Ended June 30, 2026

	BlackRock LifePath® Index 2065 Fund	BlackRock LifePath® Index 2070 Fund
INVESTMENT INCOME
Dividends — affiliated	$9,799,905	$619,012
Interest — unaffiliated	934	109
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	5,753,962	311,987
Interest — affiliated	173,594	9,314
Expenses	(159,882)	(8,593)
Fees waived	3,093	166
Total investment income	15,571,606	931,995
EXPENSES
Investment advisory	420,999	22,544
Administration — class specific	356,742	19,004
Service — class specific	36,310	2,683
Professional	11,465	12,543
Trustees and Officer	10,317	4,577
Miscellaneous	3,636	57
Total expenses	839,469	61,408
Less fees waived and/or reimbursed by the Administrator/Manager	(396,913)	(37,220)
Total expenses after fees waived and/or reimbursed	442,556	24,188
Net investment income	15,129,050	907,807
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	1,773,361	(48,136)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	18,641,418	1,104,733
	20,414,779	1,056,597
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	79,781,297	3,949,856
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	81,886,486	4,739,453
	161,667,783	8,689,309
Net realized and unrealized gain	182,082,562	9,745,906
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$197,211,612	$10,653,713
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock LifePath® Index Retirement Fund		BlackRock LifePath® Index 2030 Fund
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$184,706,871	$441,152,341	$182,887,009	$400,314,152
Net realized gain	166,043,515	67,755,680	144,934,493	47,113,845
Net change in unrealized appreciation (depreciation)	321,217,700	1,048,498,002	517,625,189	1,288,955,246
Net increase in net assets resulting from operations	671,968,086	1,557,406,023	845,446,691	1,736,383,243
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(18,417,515)	—	(18,736,362)
Investor A	(364)	(5,125,579)	—	(3,504,955)
Investor P	—	(65,986,933)	—	(54,385,638)
Class K	—	(399,534,378)	—	(353,907,632)
Decrease in net assets resulting from distributions to shareholders	(364)	(489,064,405)	—	(430,534,587)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(1,254,387,015)	(1,347,372,929)	(894,231,677)	(385,058,011)
NET ASSETS
Total increase (decrease) in net assets	(582,419,293)	(279,031,311)	(48,784,986)	920,790,645
Beginning of period	13,180,541,904	13,459,573,215	13,533,216,634	12,612,425,989
End of period	$12,598,122,611	$13,180,541,904	$13,484,431,648	$13,533,216,634

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2035 Fund		BlackRock LifePath® Index 2040 Fund
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$150,829,168	$304,006,555	$170,142,118	$351,009,455
Net realized gain	100,467,966	41,068,281	162,327,482	98,435,158
Net change in unrealized appreciation (depreciation)	635,464,162	1,275,162,516	988,114,097	1,766,160,837
Net increase in net assets resulting from operations	886,761,296	1,620,237,352	1,320,583,697	2,215,605,450
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(6,467,496)	—	(26,080,482)
Investor A	—	(2,126,028)	—	(3,521,229)
Investor P	—	(2,237,796)	—	(53,952,660)
Class K	—	(318,348,317)	—	(376,562,346)
Decrease in net assets resulting from distributions to shareholders	—	(329,179,637)	—	(460,116,717)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(446,606,009)	241,149,102	(436,333,224)	154,832,925
NET ASSETS
Total increase in net assets	440,155,287	1,532,206,817	884,250,473	1,910,321,658
Beginning of period	11,620,250,893	10,088,044,076	14,627,170,300	12,716,848,642
End of period	$12,060,406,180	$11,620,250,893	$15,511,420,773	$14,627,170,300

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2045 Fund		BlackRock LifePath® Index 2050 Fund
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$113,540,026	$238,013,762	$110,088,758	$232,731,213
Net realized gain	149,177,326	59,609,316	175,292,273	77,052,184
Net change in unrealized appreciation (depreciation)	845,113,662	1,419,800,573	1,016,857,228	1,647,817,656
Net increase in net assets resulting from operations	1,107,831,014	1,717,423,651	1,302,238,259	1,957,601,053
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(5,693,791)	—	(5,827,914)
Investor A	—	(2,055,276)	(24)	(2,553,863)
Investor P	—	(1,177,729)	—	(17,774,315)
Class K	—	(285,733,144)	—	(285,264,825)
Decrease in net assets resulting from distributions to shareholders	—	(294,659,940)	(24)	(311,420,917)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(316,070,499)	265,952,112	(206,043,192)	286,742,690
NET ASSETS
Total increase in net assets	791,760,515	1,688,715,823	1,096,195,043	1,932,922,826
Beginning of period	10,670,393,292	8,981,677,469	11,328,527,605	9,395,604,779
End of period	$11,462,153,807	$10,670,393,292	$12,424,722,648	$11,328,527,605

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2055 Fund		BlackRock LifePath® Index 2060 Fund
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$71,376,519	$152,820,932	$46,240,084	$93,256,142
Net realized gain	131,793,684	44,765,604	67,764,345	17,506,198
Net change in unrealized appreciation (depreciation)	727,530,777	1,190,685,195	495,782,798	744,207,988
Net increase in net assets resulting from operations	930,700,980	1,388,271,731	609,787,227	854,970,328
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(3,954,563)	—	(2,159,922)
Investor A	—	(1,750,295)	—	(479,663)
Investor P	—	(582,020)	—	(608,285)
Class K	—	(188,873,476)	—	(103,673,489)
Decrease in net assets resulting from distributions to shareholders	—	(195,160,354)	—	(106,921,359)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(216,385,304)	380,218,426	137,230,238	523,884,988
NET ASSETS
Total increase in net assets	714,315,676	1,573,329,803	747,017,465	1,271,933,957
Beginning of period	7,814,406,475	6,241,076,672	4,914,728,563	3,642,794,606
End of period	$8,528,722,151	$7,814,406,475	$5,661,746,028	$4,914,728,563

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Index 2065 Fund		BlackRock LifePath® Index 2070 Fund
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$15,129,050	$27,613,825	$907,807	$585,716
Net realized gain (loss)	20,414,779	1,466,779	1,056,597	(730,092)
Net change in unrealized appreciation (depreciation)	161,667,783	219,647,506	8,689,309	4,135,537
Net increase in net assets resulting from operations	197,211,612	248,728,110	10,653,713	3,991,161
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(1,012,018)	—	(2,016)
Investor A	—	(126,048)	—	(2,098)
Investor P	—	(270,543)	—	(5,612)
Class K	—	(26,112,738)	—	(564,878)
Decrease in net assets resulting from distributions to shareholders	—	(27,521,347)	—	(574,604)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	149,088,669	365,788,376	57,971,968	50,928,361
NET ASSETS
Total increase in net assets	346,300,281	586,995,139	68,625,681	54,344,918
Beginning of period	1,539,162,472	952,167,333	55,487,782	1,142,864
End of period	$1,885,462,753	$1,539,162,472	$124,113,463	$55,487,782

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$14.91	$13.77	$13.24	$12.20	$14.79	$14.24
Net investment income(a)	0.22	0.48	0.41	0.34	0.31	0.31
Net realized and unrealized gain (loss)	0.58	1.23	0.53	1.05	(2.57)	0.66
Net increase (decrease) from investment operations	0.80	1.71	0.94	1.39	(2.26)	0.97
Distributions(b)
From net investment income	—	(0.52)	(0.40)	(0.35)	(0.31)	(0.31)
From net realized gain	—	(0.05)	(0.01)	—	(0.02)	(0.11)
Total distributions	—	(0.57)	(0.41)	(0.35)	(0.33)	(0.42)
Net asset value, end of period	$15.71	$14.91	$13.77	$13.24	$12.20	$14.79
Total Return(c)
Based on net asset value	5.37%(d)	12.41%	7.09%	11.49%	(15.31)%	6.86%
Ratios to Average Net Assets(e)
Total expenses	0.15%(f)	0.15%	0.15%	0.15%	0.16%	0.17%
Total expenses after fees waived and/or reimbursed	0.12%(f)	0.12%	0.12%	0.11%	0.11%	0.11%
Net investment income	2.85%(f)	3.32%	2.96%	2.67%	2.35%	2.11%
Supplemental Data
Net assets, end of period (000)	$411,911	$498,128	$510,261	$375,484	$380,959	$533,068
Portfolio turnover rate(g)	6%	17%	39%	16%	71%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$14.90	$13.76	$13.23	$12.19	$14.77	$14.22
Net investment income(a)	0.20	0.43	0.37	0.30	0.27	0.27
Net realized and unrealized gain (loss)	0.58	1.23	0.54	1.05	(2.55)	0.67
Net increase (decrease) from investment operations	0.78	1.66	0.91	1.35	(2.28)	0.94
Distributions(b)
From net investment income	(0.00)(c)	(0.47)	(0.37)	(0.31)	(0.28)	(0.28)
From net realized gain	—	(0.05)	(0.01)	—	(0.02)	(0.11)
Total distributions	—	(0.52)	(0.38)	(0.31)	(0.30)	(0.39)
Net asset value, end of period	$15.68	$14.90	$13.76	$13.23	$12.19	$14.77
Total Return(d)
Based on net asset value	5.23%(e)	12.10%	6.82%	11.22%	(15.48)%	6.60%
Ratios to Average Net Assets(f)
Total expenses	0.40%(g)	0.40%	0.40%	0.40%	0.41%	0.42%
Total expenses after fees waived and/or reimbursed	0.37%(g)	0.37%	0.37%	0.36%	0.36%	0.36%
Net investment income	2.66%(g)	2.97%	2.68%	2.40%	2.10%	1.85%
Supplemental Data
Net assets, end of period (000)	$152,523	$149,695	$177,458	$148,579	$171,553	$232,876
Portfolio turnover rate(h)	6%	17%	39%	16%	71%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is less than $0.005 per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)
	Investor P
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$14.88	$13.74	$13.21	$12.18	$14.76	$14.21
Net investment income(a)	0.20	0.45	0.36	0.31	0.27	0.27
Net realized and unrealized gain (loss)	0.58	1.22	0.55	1.03	(2.55)	0.67
Net increase (decrease) from investment operations	0.78	1.67	0.91	1.34	(2.28)	0.94
Distributions(b)
From net investment income	—	(0.48)	(0.37)	(0.31)	(0.28)	(0.28)
From net realized gain	—	(0.05)	(0.01)	—	(0.02)	(0.11)
Total distributions	—	(0.53)	(0.38)	(0.31)	(0.30)	(0.39)
Net asset value, end of period	$15.66	$14.88	$13.74	$13.21	$12.18	$14.76
Total Return(c)
Based on net asset value	5.24%(d)	12.17%	6.84%	11.15%	(15.49)%	6.61%
Ratios to Average Net Assets(e)
Total expenses	0.40%(f)	0.40%	0.40%	0.40%	0.41%	0.42%
Total expenses after fees waived and/or reimbursed	0.37%(f)	0.37%	0.37%	0.36%	0.36%	0.36%
Net investment income	2.66%(f)	3.07%	2.65%	2.42%	2.11%	1.86%
Supplemental Data
Net assets, end of period (000)	$1,904,388	$1,904,696	$1,901,534	$1,882,404	$1,912,268	$2,580,045
Portfolio turnover rate(g)	6%	17%	39%	16%	71%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$14.90	$13.76	$13.23	$12.20	$14.78	$14.23
Net investment income(a)	0.22	0.49	0.43	0.35	0.32	0.32
Net realized and unrealized gain (loss)	0.59	1.23	0.52	1.03	(2.56)	0.66
Net increase (decrease) from investment operations	0.81	1.72	0.95	1.38	(2.24)	0.98
Distributions(b)
From net investment income	—	(0.53)	(0.41)	(0.35)	(0.32)	(0.32)
From net realized gain	—	(0.05)	(0.01)	—	(0.02)	(0.11)
Total distributions	—	(0.58)	(0.42)	(0.35)	(0.34)	(0.43)
Net asset value, end of period	$15.71	$14.90	$13.76	$13.23	$12.20	$14.78
Total Return(c)
Based on net asset value	5.44%(d)	12.48%	7.15%	11.47%	(15.20)%	6.92%
Ratios to Average Net Assets(e)
Total expenses	0.10%(f)	0.10%	0.10%	0.10%	0.11%	0.12%
Total expenses after fees waived and/or reimbursed	0.07%(f)	0.07%	0.07%	0.06%	0.06%	0.06%
Net investment income	2.94%(f)	3.35%	3.10%	2.73%	2.43%	2.17%
Supplemental Data
Net assets, end of period (000)	$10,129,300	$10,628,022	$10,870,320	$5,069,289	$4,712,358	$5,739,227
Portfolio turnover rate(g)	6%	17%	39%	16%	71%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$18.89	$17.09	$16.08	$14.40	$17.68	$16.30
Net investment income(a)	0.26	0.56	0.47	0.40	0.35	0.37
Net realized and unrealized gain (loss)	0.97	1.86	1.01	1.68	(3.27)	1.47
Net increase (decrease) from investment operations	1.23	2.42	1.48	2.08	(2.92)	1.84
Distributions(b)
From net investment income	—	(0.58)	(0.47)	(0.40)	(0.34)	(0.37)
From net realized gain	—	(0.04)	—	—	(0.02)	(0.09)
Total distributions	—	(0.62)	(0.47)	(0.40)	(0.36)	(0.46)
Net asset value, end of period	$20.12	$18.89	$17.09	$16.08	$14.40	$17.68
Total Return(c)
Based on net asset value	6.51%(d)	14.12%	9.19%	14.58%	(16.49)%	11.35%
Ratios to Average Net Assets(e)
Total expenses	0.15%(f)	0.15%	0.15%	0.15%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.12%(f)	0.12%	0.11%	0.11%	0.11%	0.10%
Net investment income	2.66%(f)	3.05%	2.74%	2.60%	2.26%	2.14%
Supplemental Data
Net assets, end of period (000)	$490,508	$595,668	$568,682	$555,486	$504,974	$661,550
Portfolio turnover rate(g)	8%	21%	26%	10%	50%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$18.91	$17.09	$16.08	$14.40	$17.68	$16.29
Net investment income(a)	0.24	0.50	0.41	0.35	0.31	0.32
Net realized and unrealized gain (loss)	0.96	1.88	1.02	1.69	(3.27)	1.48
Net increase (decrease) from investment operations	1.20	2.38	1.43	2.04	(2.96)	1.80
Distributions(b)
From net investment income	—	(0.52)	(0.42)	(0.36)	(0.30)	(0.32)
From net realized gain	—	(0.04)	—	—	(0.02)	(0.09)
Total distributions	—	(0.56)	(0.42)	(0.36)	(0.32)	(0.41)
Net asset value, end of period	$20.11	$18.91	$17.09	$16.08	$14.40	$17.68
Total Return(c)
Based on net asset value	6.35%(d)	13.91%	8.88%	14.29%	(16.71)%	11.13%
Ratios to Average Net Assets(e)
Total expenses	0.40%(f)	0.40%	0.40%	0.40%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%(f)	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	2.49%(f)	2.74%	2.43%	2.33%	1.99%	1.85%
Supplemental Data
Net assets, end of period (000)	$124,138	$121,296	$143,638	$175,082	$180,699	$235,293
Portfolio turnover rate(g)	8%	21%	26%	10%	50%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)
	Investor P
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$18.87	$17.07	$16.06	$14.39	$17.66	$16.28
Net investment income(a)	0.24	0.51	0.42	0.36	0.31	0.32
Net realized and unrealized gain (loss)	0.96	1.86	1.02	1.67	(3.26)	1.47
Net increase (decrease) from investment operations	1.20	2.37	1.44	2.03	(2.95)	1.79
Distributions(b)
From net investment income	—	(0.53)	(0.43)	(0.36)	(0.30)	(0.32)
From net realized gain	—	(0.04)	—	—	(0.02)	(0.09)
Total distributions	—	(0.57)	(0.43)	(0.36)	(0.32)	(0.41)
Net asset value, end of period	$20.07	$18.87	$17.07	$16.06	$14.39	$17.66
Total Return(c)
Based on net asset value	6.36%(d)	13.86%	8.93%	14.23%	(16.68)%	11.08%
Ratios to Average Net Assets(e)
Total expenses	0.40%(f)	0.40%	0.40%	0.40%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%(f)	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	2.49%(f)	2.80%	2.49%	2.35%	2.00%	1.88%
Supplemental Data
Net assets, end of period (000)	$1,889,469	$1,857,989	$1,784,202	$1,791,479	$1,683,132	$2,196,216
Portfolio turnover rate(g)	8%	21%	26%	10%	50%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$18.87	$17.07	$16.06	$14.39	$17.66	$16.28
Net investment income(a)	0.27	0.57	0.48	0.41	0.36	0.38
Net realized and unrealized gain (loss)	0.97	1.86	1.01	1.67	(3.26)	1.47
Net increase (decrease) from investment operations	1.24	2.43	1.49	2.08	(2.90)	1.85
Distributions(b)
From net investment income	—	(0.59)	(0.48)	(0.41)	(0.35)	(0.38)
From net realized gain	—	(0.04)	—	—	(0.02)	(0.09)
Total distributions	—	(0.63)	(0.48)	(0.41)	(0.37)	(0.47)
Net asset value, end of period	$20.11	$18.87	$17.07	$16.06	$14.39	$17.66
Total Return(c)
Based on net asset value	6.57%(d)	14.19%	9.26%	14.57%	(16.41)%	11.42%
Ratios to Average Net Assets(e)
Total expenses	0.10%(f)	0.10%	0.10%	0.10%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.07%(f)	0.07%	0.06%	0.06%	0.06%	0.05%
Net investment income	2.79%(f)	3.11%	2.80%	2.67%	2.34%	2.22%
Supplemental Data
Net assets, end of period (000)	$10,980,318	$10,958,264	$10,115,904	$9,328,904	$7,701,495	$8,345,340
Portfolio turnover rate(g)	8%	21%	26%	10%	50%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$21.31	$18.89	$17.46	$15.36	$18.96	$17.07
Net investment income(a)	0.26	0.56	0.48	0.41	0.36	0.40
Net realized and unrealized gain (loss)	1.40	2.47	1.43	2.10	(3.59)	1.94
Net increase (decrease) from investment operations	1.66	3.03	1.91	2.51	(3.23)	2.34
Distributions(b)
From net investment income	—	(0.57)	(0.48)	(0.41)	(0.35)	(0.39)
From net realized gain	—	(0.04)	—	—	(0.02)	(0.06)
Total distributions	—	(0.61)	(0.48)	(0.41)	(0.37)	(0.45)
Net asset value, end of period	$22.97	$21.31	$18.89	$17.46	$15.36	$18.96
Total Return(c)
Based on net asset value	7.79%(d)	16.02%	10.91%	16.51%	(17.06)%	13.78%
Ratios to Average Net Assets(e)
Total expenses	0.15%(f)	0.15%	0.15%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.12%(f)	0.12%	0.11%	0.11%	0.10%	0.10%
Net investment income	2.39%(f)	2.75%	2.60%	2.53%	2.18%	2.17%
Supplemental Data
Net assets, end of period (000)	$155,703	$233,477	$226,250	$210,653	$176,179	$197,919
Portfolio turnover rate(g)	10%	19%	20%	8%	39%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$21.27	$18.86	$17.42	$15.32	$18.91	$17.03
Net investment income(a)	0.25	0.50	0.41	0.37	0.31	0.34
Net realized and unrealized gain (loss)	1.38	2.46	1.45	2.10	(3.57)	1.94
Net increase (decrease) from investment operations	1.63	2.96	1.86	2.47	(3.26)	2.28
Distributions(b)
From net investment income	—	(0.51)	(0.42)	(0.37)	(0.31)	(0.34)
From net realized gain	—	(0.04)	—	—	(0.02)	(0.06)
Total distributions	—	(0.55)	(0.42)	(0.37)	(0.33)	(0.40)
Net asset value, end of period	$22.90	$21.27	$18.86	$17.42	$15.32	$18.91
Total Return(c)
Based on net asset value	7.66%(d)	15.70%	10.63%	16.26%	(17.27)%	13.46%
Ratios to Average Net Assets(e)
Total expenses	0.40%(f)	0.40%	0.40%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%(f)	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	2.28%(f)	2.47%	2.20%	2.26%	1.91%	1.83%
Supplemental Data
Net assets, end of period (000)	$89,320	$84,851	$85,774	$128,043	$119,861	$154,072
Portfolio turnover rate(g)	10%	19%	20%	8%	39%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)
	Investor P
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$21.18	$18.79	$17.38	$15.28	$18.88	$17.00
Net investment income(a)	0.25	0.51	0.44	0.38	0.32	0.37
Net realized and unrealized gain (loss)	1.38	2.44	1.41	2.09	(3.59)	1.92
Net increase (decrease) from investment operations	1.63	2.95	1.85	2.47	(3.27)	2.29
Distributions(b)
From net investment income	—	(0.52)	(0.44)	(0.37)	(0.31)	(0.35)
From net realized gain	—	(0.04)	—	—	(0.02)	(0.06)
Total distributions	—	(0.56)	(0.44)	(0.37)	(0.33)	(0.41)
Net asset value, end of period	$22.81	$21.18	$18.79	$17.38	$15.28	$18.88
Total Return(c)
Based on net asset value	7.70%(d)	15.69%	10.61%	16.31%	(17.34)%	13.52%
Ratios to Average Net Assets(e)
Total expenses	0.40%(f)	0.40%	0.40%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%(f)	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	2.31%(f)	2.54%	2.39%	2.30%	1.95%	2.02%
Supplemental Data
Net assets, end of period (000)	$100,111	$86,927	$69,602	$52,819	$41,439	$42,291
Portfolio turnover rate(g)	10%	19%	20%	8%	39%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$21.29	$18.87	$17.44	$15.34	$18.95	$17.06
Net investment income(a)	0.28	0.57	0.50	0.42	0.37	0.41
Net realized and unrealized gain (loss)	1.38	2.47	1.42	2.10	(3.60)	1.94
Net increase (decrease) from investment operations	1.66	3.04	1.92	2.52	(3.23)	2.35
Distributions(b)
From net investment income	—	(0.58)	(0.49)	(0.42)	(0.36)	(0.40)
From net realized gain	—	(0.04)	—	—	(0.02)	(0.06)
Total distributions	—	(0.62)	(0.49)	(0.42)	(0.38)	(0.46)
Net asset value, end of period	$22.95	$21.29	$18.87	$17.44	$15.34	$18.95
Total Return(c)
Based on net asset value	7.80%(d)	16.09%	10.98%	16.59%	(17.07)%	13.84%
Ratios to Average Net Assets(e)
Total expenses	0.10%(f)	0.10%	0.10%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.07%(f)	0.07%	0.06%	0.06%	0.05%	0.05%
Net investment income	2.59%(f)	2.81%	2.67%	2.60%	2.24%	2.24%
Supplemental Data
Net assets, end of period (000)	$11,715,272	$11,214,997	$9,706,419	$8,391,419	$6,457,504	$6,914,380
Portfolio turnover rate(g)	10%	19%	20%	8%	39%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$23.29	$20.44	$18.61	$16.08	$19.99	$17.66
Net investment income(a)	0.27	0.57	0.49	0.42	0.35	0.41
Net realized and unrealized gain (loss)	1.87	3.03	1.86	2.53	(3.89)	2.40
Net increase (decrease) from investment operations	2.14	3.60	2.35	2.95	(3.54)	2.81
Distributions(b)
From net investment income	—	(0.58)	(0.50)	(0.42)	(0.35)	(0.41)
From net realized gain	—	(0.17)	(0.02)	—	(0.02)	(0.07)
Total distributions	—	(0.75)	(0.52)	(0.42)	(0.37)	(0.48)
Net asset value, end of period	$25.43	$23.29	$20.44	$18.61	$16.08	$19.99
Total Return(c)
Based on net asset value	9.19%(d)	17.60%	12.61%	18.52%	(17.70)%	15.99%
Ratios to Average Net Assets(e)
Total expenses	0.15%(f)	0.16%	0.16%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.11%(f)	0.11%	0.11%	0.11%	0.10%	0.10%
Net investment income	2.25%(f)	2.58%	2.45%	2.44%	2.05%	2.14%
Supplemental Data
Net assets, end of period (000)	$810,985	$832,738	$742,895	$707,256	$592,121	$733,350
Portfolio turnover rate(g)	7%	16%	21%	7%	29%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$23.25	$20.41	$18.57	$16.05	$19.95	$17.63
Net investment income(a)	0.24	0.50	0.42	0.38	0.30	0.35
Net realized and unrealized gain (loss)	1.87	3.02	1.88	2.52	(3.88)	2.40
Net increase (decrease) from investment operations	2.11	3.52	2.30	2.90	(3.58)	2.75
Distributions(b)
From net investment income	—	(0.51)	(0.44)	(0.38)	(0.30)	(0.36)
From net realized gain	—	(0.17)	(0.02)	—	(0.02)	(0.07)
Total distributions	—	(0.68)	(0.46)	(0.38)	(0.32)	(0.43)
Net asset value, end of period	$25.36	$23.25	$20.41	$18.57	$16.05	$19.95
Total Return(c)
Based on net asset value	9.08%(d)	17.27%	12.38%	18.20%	(17.90)%	15.67%
Ratios to Average Net Assets(e)
Total expenses	0.40%(f)	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.36%(f)	0.36%	0.36%	0.36%	0.35%	0.35%
Net investment income	2.04%(f)	2.28%	2.10%	2.17%	1.77%	1.84%
Supplemental Data
Net assets, end of period (000)	$132,308	$121,812	$122,201	$147,637	$138,977	$179,444
Portfolio turnover rate(g)	7%	16%	21%	7%	29%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)
	Investor P
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$23.22	$20.38	$18.56	$16.04	$19.94	$17.61
Net investment income(a)	0.24	0.51	0.44	0.38	0.31	0.36
Net realized and unrealized gain (loss)	1.86	3.02	1.85	2.52	(3.89)	2.40
Net increase (decrease) from investment operations	2.10	3.53	2.29	2.90	(3.58)	2.76
Distributions(b)
From net investment income	—	(0.52)	(0.45)	(0.38)	(0.30)	(0.36)
From net realized gain	—	(0.17)	(0.02)	—	(0.02)	(0.07)
Total distributions	—	(0.69)	(0.47)	(0.38)	(0.32)	(0.43)
Net asset value, end of period	$25.32	$23.22	$20.38	$18.56	$16.04	$19.94
Total Return(c)
Based on net asset value	9.04%(d)	17.33%	12.31%	18.21%	(17.91)%	15.75%
Ratios to Average Net Assets(e)
Total expenses	0.40%(f)	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.36%(f)	0.36%	0.36%	0.36%	0.35%	0.35%
Net investment income	2.03%(f)	2.32%	2.20%	2.18%	1.79%	1.89%
Supplemental Data
Net assets, end of period (000)	$1,955,933	$1,853,217	$1,671,959	$1,580,926	$1,411,638	$1,794,746
Portfolio turnover rate(g)	7%	16%	21%	7%	29%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$23.29	$20.44	$18.61	$16.08	$19.99	$17.66
Net investment income(a)	0.28	0.58	0.51	0.43	0.36	0.43
Net realized and unrealized gain (loss)	1.87	3.03	1.85	2.53	(3.90)	2.39
Net increase (decrease) from investment operations	2.15	3.61	2.36	2.96	(3.54)	2.82
Distributions(b)
From net investment income	—	(0.59)	(0.51)	(0.43)	(0.35)	(0.42)
From net realized gain	—	(0.17)	(0.02)	—	(0.02)	(0.07)
Total distributions	—	(0.76)	(0.53)	(0.43)	(0.37)	(0.49)
Net asset value, end of period	$25.44	$23.29	$20.44	$18.61	$16.08	$19.99
Total Return(c)
Based on net asset value	9.23%(d)	17.66%	12.66%	18.58%	(17.65)%	16.05%
Ratios to Average Net Assets(e)
Total expenses	0.10%(f)	0.11%	0.11%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.06%(f)	0.06%	0.06%	0.06%	0.05%	0.05%
Net investment income	2.33%(f)	2.63%	2.52%	2.51%	2.13%	2.23%
Supplemental Data
Net assets, end of period (000)	$12,612,195	$11,819,404	$10,179,794	$8,810,783	$6,694,192	$7,084,966
Portfolio turnover rate(g)	7%	16%	21%	7%	29%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$25.70	$22.19	$19.85	$16.89	$21.04	$18.29
Net investment income(a)	0.25	0.58	0.50	0.43	0.35	0.43
Net realized and unrealized gain (loss)	2.47	3.64	2.34	2.96	(4.16)	2.81
Net increase (decrease) from investment operations	2.72	4.22	2.84	3.39	(3.81)	3.24
Distributions(b)
From net investment income	—	(0.58)	(0.50)	(0.43)	(0.34)	(0.43)
From net realized gain	—	(0.13)	—	—	(0.00)(c)	(0.06)
Total distributions	—	(0.71)	(0.50)	(0.43)	(0.34)	(0.49)
Net asset value, end of period	$28.42	$25.70	$22.19	$19.85	$16.89	$21.04
Total Return(d)
Based on net asset value	10.58%(e)	19.02%	14.26%	20.24%	(18.10)%	17.76%
Ratios to Average Net Assets(f)
Total expenses	0.16%(g)	0.16%	0.16%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.12%(g)	0.12%	0.11%	0.11%	0.10%	0.10%
Net investment income	1.87%(g)	2.40%	2.32%	2.35%	1.94%	2.16%
Supplemental Data
Net assets, end of period (000)	$148,571	$210,863	$191,214	$171,849	$146,616	$159,947
Portfolio turnover rate(h)	8%	16%	18%	6%	16%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$25.66	$22.15	$19.80	$16.85	$20.99	$18.25
Net investment income(a)	0.24	0.50	0.40	0.39	0.30	0.36
Net realized and unrealized gain (loss)	2.44	3.65	2.38	2.95	(4.15)	2.81
Net increase (decrease) from investment operations	2.68	4.15	2.78	3.34	(3.85)	3.17
Distributions(b)
From net investment income	—	(0.51)	(0.43)	(0.39)	(0.29)	(0.37)
From net realized gain	—	(0.13)	—	—	(0.00)(c)	(0.06)
Total distributions	—	(0.64)	(0.43)	(0.39)	(0.29)	(0.43)
Net asset value, end of period	$28.34	$25.66	$22.15	$19.80	$16.85	$20.99
Total Return(d)
Based on net asset value	10.44%(e)	18.76%	13.98%	19.93%	(18.31)%	17.44%
Ratios to Average Net Assets(f)
Total expenses	0.41%(g)	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%(g)	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	1.79%(g)	2.08%	1.87%	2.11%	1.68%	1.81%
Supplemental Data
Net assets, end of period (000)	$90,837	$83,411	$79,259	$115,975	$102,379	$121,865
Portfolio turnover rate(h)	8%	16%	18%	6%	16%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)
	Investor P
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$25.56	$22.08	$19.76	$16.81	$20.95	$18.22
Net investment income(a)	0.24	0.54	0.46	0.40	0.31	0.40
Net realized and unrealized gain (loss)	2.43	3.60	2.31	2.94	(4.15)	2.77
Net increase (decrease) from investment operations	2.67	4.14	2.77	3.34	(3.84)	3.17
Distributions(b)
From net investment income	—	(0.53)	(0.45)	(0.39)	(0.30)	(0.38)
From net realized gain	—	(0.13)	—	—	(0.00)(c)	(0.06)
Total distributions	—	(0.66)	(0.45)	(0.39)	(0.30)	(0.44)
Net asset value, end of period	$28.23	$25.56	$22.08	$19.76	$16.81	$20.95
Total Return(d)
Based on net asset value	10.45%(e)	18.74%	13.98%	20.00%	(18.33)%	17.44%
Ratios to Average Net Assets(f)
Total expenses	0.41%(g)	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%(g)	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	1.84%(g)	2.24%	2.12%	2.19%	1.75%	1.98%
Supplemental Data
Net assets, end of period (000)	$57,052	$46,699	$31,232	$23,549	$14,413	$12,722
Portfolio turnover rate(h)	8%	16%	18%	6%	16%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$25.73	$22.21	$19.86	$16.90	$21.05	$18.30
Net investment income(a)	0.28	0.59	0.52	0.45	0.36	0.45
Net realized and unrealized gain (loss)	2.45	3.65	2.34	2.95	(4.16)	2.80
Net increase (decrease) from investment operations	2.73	4.24	2.86	3.40	(3.80)	3.25
Distributions(b)
From net investment income	—	(0.59)	(0.51)	(0.44)	(0.35)	(0.44)
From net realized gain	—	(0.13)	—	—	(0.00)(c)	(0.06)
Total distributions	—	(0.72)	(0.51)	(0.44)	(0.35)	(0.50)
Net asset value, end of period	$28.46	$25.73	$22.21	$19.86	$16.90	$21.05
Total Return(d)
Based on net asset value	10.61%(e)	19.10%	14.36%	20.29%	(18.05)%	17.81%
Ratios to Average Net Assets(f)
Total expenses	0.11%(g)	0.11%	0.11%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.07%(g)	0.07%	0.06%	0.06%	0.05%	0.05%
Net investment income	2.09%(g)	2.45%	2.40%	2.44%	1.99%	2.24%
Supplemental Data
Net assets, end of period (000)	$11,165,695	$10,329,421	$8,679,973	$7,152,354	$5,170,776	$5,476,173
Portfolio turnover rate(h)	8%	16%	18%	6%	16%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$27.30	$23.24	$20.59	$17.36	$21.69	$18.68
Net investment income(a)	0.24	0.57	0.50	0.43	0.34	0.44
Net realized and unrealized gain (loss)	2.93	4.25	2.72	3.23	(4.32)	3.04
Net increase (decrease) from investment operations	3.17	4.82	3.22	3.66	(3.98)	3.48
Distributions(b)
From net investment income	—	(0.57)	(0.50)	(0.43)	(0.32)	(0.43)
From net realized gain	—	(0.19)	(0.07)	—	(0.03)	(0.04)
Total distributions	—	(0.76)	(0.57)	(0.43)	(0.35)	(0.47)
Net asset value, end of period	$30.47	$27.30	$23.24	$20.59	$17.36	$21.69
Total Return(c)
Based on net asset value	11.61%(d)	20.71%	15.59%	21.23%	(18.32)%	18.69%
Ratios to Average Net Assets(e)
Total expenses	0.16%(f)	0.16%	0.16%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.12%(f)	0.12%	0.11%	0.11%	0.10%	0.10%
Net investment income	1.71%(f)	2.24%	2.20%	2.28%	1.82%	2.14%
Supplemental Data
Net assets, end of period (000)	$166,146	$216,530	$194,422	$174,129	$132,970	$161,630
Portfolio turnover rate(g)	7%	13%	16%	5%	11%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$27.23	$23.19	$20.54	$17.31	$21.63	$18.63
Net investment income(a)	0.23	0.49	0.41	0.38	0.29	0.37
Net realized and unrealized gain (loss)	2.89	4.24	2.74	3.23	(4.30)	3.04
Net increase (decrease) from investment operations	3.12	4.73	3.15	3.61	(4.01)	3.41
Distributions(b)
From net investment income	(0.00)(c)	(0.50)	(0.43)	(0.38)	(0.28)	(0.37)
From net realized gain	—	(0.19)	(0.07)	—	(0.03)	(0.04)
Total distributions	—	(0.69)	(0.50)	(0.38)	(0.31)	(0.41)
Net asset value, end of period	$30.35	$27.23	$23.19	$20.54	$17.31	$21.63
Total Return(d)
Based on net asset value	11.46%(e)	20.38%	15.30%	21.00%	(18.54)%	18.38%
Ratios to Average Net Assets(f)
Total expenses	0.41%(g)	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%(g)	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	1.63%(g)	1.94%	1.81%	2.02%	1.56%	1.81%
Supplemental Data
Net assets, end of period (000)	$121,978	$103,384	$94,463	$117,251	$102,124	$119,705
Portfolio turnover rate(h)	7%	13%	16%	5%	11%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is less than $0.005 per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)
	Investor P
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$27.19	$23.15	$20.52	$17.30	$21.61	$18.62
Net investment income(a)	0.23	0.49	0.44	0.38	0.29	0.38
Net realized and unrealized gain (loss)	2.88	4.24	2.70	3.22	(4.29)	3.02
Net increase (decrease) from investment operations	3.11	4.73	3.14	3.60	(4.00)	3.40
Distributions(b)
From net investment income	—	(0.50)	(0.44)	(0.38)	(0.28)	(0.37)
From net realized gain	—	(0.19)	(0.07)	—	(0.03)	(0.04)
Total distributions	—	(0.69)	(0.51)	(0.38)	(0.31)	(0.41)
Net asset value, end of period	$30.30	$27.19	$23.15	$20.52	$17.30	$21.61
Total Return(c)
Based on net asset value	11.44%(d)	20.43%	15.27%	20.95%	(18.51)%	18.35%
Ratios to Average Net Assets(e)
Total expenses	0.41%(f)	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.37%(f)	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	1.61%(f)	1.97%	1.96%	2.02%	1.55%	1.87%
Supplemental Data
Net assets, end of period (000)	$782,192	$714,668	$618,190	$557,747	$470,795	$592,827
Portfolio turnover rate(g)	7%	13%	16%	5%	11%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$27.29	$23.24	$20.59	$17.35	$21.69	$18.68
Net investment income(a)	0.27	0.58	0.52	0.45	0.35	0.46
Net realized and unrealized gain (loss)	2.91	4.24	2.71	3.23	(4.33)	3.03
Net increase (decrease) from investment operations	3.18	4.82	3.23	3.68	(3.98)	3.49
Distributions(b)
From net investment income	—	(0.58)	(0.51)	(0.44)	(0.33)	(0.44)
From net realized gain	—	(0.19)	(0.07)	—	(0.03)	(0.04)
Total distributions	—	(0.77)	(0.58)	(0.44)	(0.36)	(0.48)
Net asset value, end of period	$30.47	$27.29	$23.24	$20.59	$17.35	$21.69
Total Return(c)
Based on net asset value	11.65%(d)	20.72%	15.65%	21.36%	(18.33)%	18.75%
Ratios to Average Net Assets(e)
Total expenses	0.11%(f)	0.11%	0.11%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.07%(f)	0.07%	0.06%	0.06%	0.05%	0.05%
Net investment income	1.91%(f)	2.29%	2.28%	2.35%	1.88%	2.23%
Supplemental Data
Net assets, end of period (000)	$11,354,407	$10,293,946	$8,488,530	$6,946,353	$4,892,212	$4,988,085
Portfolio turnover rate(g)	7%	13%	16%	5%	11%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$28.56	$24.07	$21.19	$17.80	$22.24	$19.12
Net investment income(a)	0.22	0.55	0.50	0.44	0.34	0.46
Net realized and unrealized gain (loss)	3.23	4.65	2.94	3.38	(4.43)	3.11
Net increase (decrease) from investment operations	3.45	5.20	3.44	3.82	(4.09)	3.57
Distributions(b)
From net investment income	—	(0.55)	(0.49)	(0.43)	(0.33)	(0.43)
From net realized gain	—	(0.16)	(0.07)	—	(0.02)	(0.02)
Total distributions	—	(0.71)	(0.56)	(0.43)	(0.35)	(0.45)
Net asset value, end of period	$32.01	$28.56	$24.07	$21.19	$17.80	$22.24
Total Return(c)
Based on net asset value	12.08%(d)	21.58%	16.18%	21.61%	(18.38)%	18.76%
Ratios to Average Net Assets(e)
Total expenses	0.16%(f)	0.16%	0.16%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.11%(f)	0.12%	0.11%	0.11%	0.10%	0.10%
Net investment income	1.51%(f)	2.10%	2.13%	2.25%	1.79%	2.15%
Supplemental Data
Net assets, end of period (000)	$107,376	$163,418	$166,215	$144,447	$111,511	$114,774
Portfolio turnover rate(g)	9%	12%	13%	4%	10%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$28.49	$24.02	$21.14	$17.76	$22.19	$19.07
Net investment income(a)	0.22	0.47	0.40	0.39	0.29	0.38
Net realized and unrealized gain (loss)	3.19	4.64	2.97	3.37	(4.42)	3.14
Net increase (decrease) from investment operations	3.41	5.11	3.37	3.76	(4.13)	3.52
Distributions(b)
From net investment income	—	(0.48)	(0.42)	(0.38)	(0.28)	(0.38)
From net realized gain	—	(0.16)	(0.07)	—	(0.02)	(0.02)
Total distributions	—	(0.64)	(0.49)	(0.38)	(0.30)	(0.40)
Net asset value, end of period	$31.90	$28.49	$24.02	$21.14	$17.76	$22.19
Total Return(c)
Based on net asset value	11.97%(d)	21.25%	15.90%	21.31%	(18.59)%	18.51%
Ratios to Average Net Assets(e)
Total expenses	0.41%(f)	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.36%(f)	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	1.48%(f)	1.81%	1.74%	1.98%	1.53%	1.82%
Supplemental Data
Net assets, end of period (000)	$87,908	$80,022	$71,246	$85,659	$72,842	$84,965
Portfolio turnover rate(g)	9%	12%	13%	4%	10%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)
	Investor P
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$28.41	$23.96	$21.10	$17.74	$22.16	$19.05
Net investment income(a)	0.22	0.52	0.45	0.39	0.29	0.42
Net realized and unrealized gain (loss)	3.18	4.59	2.92	3.36	(4.41)	3.09
Net increase (decrease) from investment operations	3.40	5.11	3.37	3.75	(4.12)	3.51
Distributions(b)
From net investment income	—	(0.50)	(0.44)	(0.39)	(0.28)	(0.38)
From net realized gain	—	(0.16)	(0.07)	—	(0.02)	(0.02)
Total distributions	—	(0.66)	(0.51)	(0.39)	(0.30)	(0.40)
Net asset value, end of period	$31.81	$28.41	$23.96	$21.10	$17.74	$22.16
Total Return(c)
Based on net asset value	11.97%(d)	21.27%	15.93%	21.23%	(18.55)%	18.50%
Ratios to Average Net Assets(e)
Total expenses	0.41%(f)	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.36%(f)	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	1.51%(f)	1.97%	1.95%	2.01%	1.56%	1.97%
Supplemental Data
Net assets, end of period (000)	$32,120	$26,367	$17,151	$11,623	$7,427	$6,407
Portfolio turnover rate(g)	9%	12%	13%	4%	10%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$28.56	$24.08	$21.19	$17.81	$22.25	$19.12
Net investment income(a)	0.27	0.58	0.52	0.45	0.35	0.48
Net realized and unrealized gain (loss)	3.20	4.63	2.95	3.37	(4.44)	3.11
Net increase (decrease) from investment operations	3.47	5.21	3.47	3.82	(4.09)	3.59
Distributions(b)
From net investment income	—	(0.57)	(0.51)	(0.44)	(0.33)	(0.44)
From net realized gain	—	(0.16)	(0.07)	—	(0.02)	(0.02)
Total distributions	—	(0.73)	(0.58)	(0.44)	(0.35)	(0.46)
Net asset value, end of period	$32.03	$28.56	$24.08	$21.19	$17.81	$22.25
Total Return(c)
Based on net asset value	12.15%(d)	21.59%	16.29%	21.60%	(18.33)%	18.87%
Ratios to Average Net Assets(e)
Total expenses	0.11%(f)	0.11%	0.11%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.06%(f)	0.07%	0.06%	0.06%	0.05%	0.05%
Net investment income	1.79%(f)	2.19%	2.21%	2.32%	1.85%	2.24%
Supplemental Data
Net assets, end of period (000)	$8,301,318	$7,544,599	$5,986,465	$4,741,826	$3,178,027	$3,128,153
Portfolio turnover rate(g)	9%	12%	13%	4%	10%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$25.68	$21.56	$18.91	$15.88	$19.82	$17.02
Net investment income(a)	0.21	0.51	0.45	0.40	0.31	0.42
Net realized and unrealized gain (loss)	2.92	4.16	2.63	3.01	(3.96)	2.77
Net increase (decrease) from investment operations	3.13	4.67	3.08	3.41	(3.65)	3.19
Distributions(b)
From net investment income	—	(0.48)	(0.43)	(0.38)	(0.29)	(0.39)
From net realized gain	—	(0.07)	—	—	—	—
Total distributions	—	(0.55)	(0.43)	(0.38)	(0.29)	(0.39)
Net asset value, end of period	$28.81	$25.68	$21.56	$18.91	$15.88	$19.82
Total Return(c)
Based on net asset value	12.19%(d)	21.66%	16.24%	21.61%	(18.42)%	18.81%
Ratios to Average Net Assets(e)
Total expenses	0.16%(f)	0.16%	0.16%	0.16%	0.16%	0.16%
Total expenses after fees waived and/or reimbursed	0.11%(f)	0.12%	0.11%	0.11%	0.10%	0.10%
Net investment income	1.57%(f)	2.15%	2.16%	2.28%	1.81%	2.23%
Supplemental Data
Net assets, end of period (000)	$81,986	$102,339	$76,560	$58,804	$37,045	$38,667
Portfolio turnover rate(g)	7%	10%	12%	3%	9%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$25.63	$21.52	$18.87	$15.85	$19.77	$16.98
Net investment income(a)	0.20	0.40	0.36	0.35	0.25	0.35
Net realized and unrealized gain (loss)	2.88	4.20	2.65	3.01	(3.93)	2.78
Net increase (decrease) from investment operations	3.08	4.60	3.01	3.36	(3.68)	3.13
Distributions(b)
From net investment income	—	(0.42)	(0.36)	(0.34)	(0.24)	(0.34)
From net realized gain	—	(0.07)	—	—	—	—
Total distributions	—	(0.49)	(0.36)	(0.34)	(0.24)	(0.34)
Net asset value, end of period	$28.71	$25.63	$21.52	$18.87	$15.85	$19.77
Total Return(c)
Based on net asset value	12.02%(d)	21.37%	15.94%	21.30%	(18.58)%	18.50%
Ratios to Average Net Assets(e)
Total expenses	0.41%(f)	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.36%(f)	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	1.46%(f)	1.70%	1.74%	2.02%	1.50%	1.88%
Supplemental Data
Net assets, end of period (000)	$30,063	$25,528	$23,584	$27,943	$18,405	$20,045
Portfolio turnover rate(g)	7%	10%	12%	3%	9%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)
	Investor P
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$25.57	$21.48	$18.85	$15.84	$19.76	$16.97
Net investment income(a)	0.20	0.45	0.40	0.35	0.26	0.38
Net realized and unrealized gain (loss)	2.88	4.14	2.61	3.00	(3.93)	2.75
Net increase (decrease) from investment operations	3.08	4.59	3.01	3.35	(3.67)	3.13
Distributions(b)
From net investment income	—	(0.43)	(0.38)	(0.34)	(0.25)	(0.34)
From net realized gain	—	(0.07)	—	—	—	—
Total distributions	—	(0.50)	(0.38)	(0.34)	(0.25)	(0.34)
Net asset value, end of period	$28.65	$25.57	$21.48	$18.85	$15.84	$19.76
Total Return(c)
Based on net asset value	12.05%(d)	21.35%	15.94%	21.26%	(18.57)%	18.53%
Ratios to Average Net Assets(e)
Total expenses	0.41%(f)	0.41%	0.41%	0.41%	0.41%	0.41%
Total expenses after fees waived and/or reimbursed	0.36%(f)	0.37%	0.36%	0.36%	0.35%	0.35%
Net investment income	1.50%(f)	1.91%	1.95%	2.04%	1.57%	1.99%
Supplemental Data
Net assets, end of period (000)	$38,874	$32,093	$22,498	$15,926	$9,663	$7,993
Portfolio turnover rate(g)	7%	10%	12%	3%	9%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$25.69	$21.57	$18.92	$15.89	$19.82	$17.03
Net investment income(a)	0.24	0.52	0.47	0.41	0.31	0.43
Net realized and unrealized gain (loss)	2.90	4.16	2.62	3.01	(3.94)	2.76
Net increase (decrease) from investment operations	3.14	4.68	3.09	3.42	(3.63)	3.19
Distributions(b)
From net investment income	—	(0.49)	(0.44)	(0.39)	(0.30)	(0.40)
From net realized gain	—	(0.07)	—	—	—	—
Total distributions	—	(0.56)	(0.44)	(0.39)	(0.30)	(0.40)
Net asset value, end of period	$28.83	$25.69	$21.57	$18.92	$15.89	$19.82
Total Return(c)
Based on net asset value	12.22%(d)	21.71%	16.29%	21.66%	(18.32)%	18.80%
Ratios to Average Net Assets(e)
Total expenses	0.11%(f)	0.11%	0.11%	0.11%	0.11%	0.11%
Total expenses after fees waived and/or reimbursed	0.06%(f)	0.07%	0.06%	0.06%	0.05%	0.05%
Net investment income	1.78%(f)	2.19%	2.23%	2.35%	1.87%	2.28%
Supplemental Data
Net assets, end of period (000)	$5,510,823	$4,754,768	$3,520,153	$2,562,424	$1,524,706	$1,283,329
Portfolio turnover rate(g)	7%	10%	12%	3%	9%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$18.14	$15.17	$13.29	$11.16	$13.90	$11.92
Net investment income(a)	0.15	0.36	0.33	0.29	0.22	0.33
Net realized and unrealized gain (loss)	2.06	2.93	1.83	2.10	(2.77)	1.90
Net increase (decrease) from investment operations	2.21	3.29	2.16	2.39	(2.55)	2.23
Distributions from net investment income(b)	—	(0.32)	(0.28)	(0.26)	(0.19)	(0.25)
Net asset value, end of period	$20.35	$18.14	$15.17	$13.29	$11.16	$13.90
Total Return(c)
Based on net asset value	12.18%(d)	21.68%	16.22%	21.57%	(18.30)%	18.74%
Ratios to Average Net Assets(e)
Total expenses	0.16%(f)	0.16%	0.16%	0.17%	0.17%	0.21%
Total expenses after fees waived and/or reimbursed	0.11%(f)	0.12%	0.11%	0.11%	0.10%	0.09%
Net investment income	1.55%(f)	2.19%	2.26%	2.37%	1.89%	2.50%
Supplemental Data
Net assets, end of period (000)	$46,482	$58,253	$36,228	$20,102	$10,487	$6,545
Portfolio turnover rate(g)	8%	9%	10%	3%	8%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$18.11	$15.16	$13.28	$11.15	$13.90	$11.92
Net investment income(a)	0.14	0.34	0.28	0.27	0.19	0.28
Net realized and unrealized gain (loss)	2.04	2.90	1.85	2.10	(2.77)	1.92
Net increase (decrease) from investment operations	2.18	3.24	2.13	2.37	(2.58)	2.20
Distributions from net investment income(b)	—	(0.29)	(0.25)	(0.24)	(0.17)	(0.22)
Net asset value, end of period	$20.29	$18.11	$15.16	$13.28	$11.15	$13.90
Total Return(c)
Based on net asset value	12.04%(d)	21.36%	15.97%	21.33%	(18.56)%	18.48%
Ratios to Average Net Assets(e)
Total expenses	0.41%(f)	0.41%	0.41%	0.42%	0.42%	0.46%
Total expenses after fees waived and/or reimbursed	0.36%(f)	0.37%	0.36%	0.36%	0.35%	0.34%
Net investment income	1.50%(f)	2.02%	1.93%	2.24%	1.61%	2.08%
Supplemental Data
Net assets, end of period (000)	$10,555	$8,149	$4,090	$2,930	$1,068	$523
Portfolio turnover rate(g)	8%	9%	10%	3%	8%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)
	Investor P
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$18.10	$15.15	$13.27	$11.15	$13.89	$11.91
Net investment income(a)	0.14	0.32	0.29	0.25	0.19	0.36
Net realized and unrealized gain (loss)	2.04	2.91	1.84	2.10	(2.76)	1.84
Net increase (decrease) from investment operations	2.18	3.23	2.13	2.35	(2.57)	2.20
Distributions from net investment income(b)	—	(0.28)	(0.25)	(0.23)	(0.17)	(0.22)
Net asset value, end of period	$20.28	$18.10	$15.15	$13.27	$11.15	$13.89
Total Return(c)
Based on net asset value	12.04%(d)	21.33%	16.01%	21.21%	(18.51)%	18.52%
Ratios to Average Net Assets(e)
Total expenses	0.41%(f)	0.41%	0.41%	0.42%	0.42%	0.46%
Total expenses after fees waived and/or reimbursed	0.36%(f)	0.37%	0.36%	0.36%	0.35%	0.34%
Net investment income	1.49%(f)	1.91%	1.99%	2.06%	1.61%	2.68%
Supplemental Data
Net assets, end of period (000)	$21,809	$18,196	$11,706	$7,200	$4,283	$3,022
Portfolio turnover rate(g)	8%	9%	10%	3%	8%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$18.15	$15.18	$13.29	$11.16	$13.91	$11.92
Net investment income(a)	0.17	0.37	0.34	0.30	0.22	0.36
Net realized and unrealized gain (loss)	2.04	2.93	1.84	2.10	(2.77)	1.88
Net increase (decrease) from investment operations	2.21	3.30	2.18	2.40	(2.55)	2.24
Distributions from net investment income(b)	—	(0.33)	(0.29)	(0.27)	(0.20)	(0.25)
Net asset value, end of period	$20.36	$18.15	$15.18	$13.29	$11.16	$13.91
Total Return(c)
Based on net asset value	12.18%(d)	21.72%	16.34%	21.62%	(18.32)%	18.87%
Ratios to Average Net Assets(e)
Total expenses	0.11%(f)	0.11%	0.11%	0.12%	0.12%	0.16%
Total expenses after fees waived and/or reimbursed	0.06%(f)	0.07%	0.06%	0.06%	0.05%	0.04%
Net investment income	1.81%(f)	2.25%	2.31%	2.44%	1.92%	2.67%
Supplemental Data
Net assets, end of period (000)	$1,806,617	$1,454,565	$900,143	$519,925	$234,115	$123,833
Portfolio turnover rate(g)	8%	9%	10%	3%	8%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2070 Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$11.91	$9.83	$10.00
Net investment income(b)	0.12	0.42	0.10
Net realized and unrealized gain (loss)	1.32	1.79	(0.18)
Net increase (decrease) from investment operations	1.44	2.21	(0.08)
Distributions from net investment income(c)	—	(0.13)	(0.09)
Net asset value, end of period	$13.35	$11.91	$9.83
Total Return(d)
Based on net asset value	12.09%(e)	22.43%	(0.77)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.20%(g)	0.69%	3.28%(g)(h)
Total expenses after fees waived and/or reimbursed	0.11%(g)	0.16%	0.12%(g)
Net investment income	1.93%(g)	3.84%	3.53%(g)
Supplemental Data
Net assets, end of period (000)	$2,225	$1,398	$98
Portfolio turnover rate(i)	5%	11%	8%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 8.86%.
(i)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2070 Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$11.89	$9.83	$10.00
Net investment income(b)	0.13	0.37	0.09
Net realized and unrealized gain (loss)	1.30	1.80	(0.17)
Net increase (decrease) from investment operations	1.43	2.17	(0.08)
Distributions from net investment income(c)	—	(0.11)	(0.09)
Net asset value, end of period	$13.32	$11.89	$9.83
Total Return(d)
Based on net asset value	12.03%(e)	22.04%	(0.84)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.44%(g)	0.87%	3.53%(g)(h)
Total expenses after fees waived and/or reimbursed	0.36%(g)	0.40%	0.38%(g)
Net investment income	2.08%(g)	3.42%	3.26%(g)
Supplemental Data
Net assets, end of period (000)	$916	$238	$98
Portfolio turnover rate(i)	5%	11%	8%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 9.10%.
(i)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2070 Fund (continued)
	Investor P
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$11.88	$9.83	$10.00
Net investment income(b)	0.12	0.46	0.09
Net realized and unrealized gain (loss)	1.31	1.71	(0.17)
Net increase (decrease) from investment operations	1.43	2.17	(0.08)
Distributions from net investment income(c)	—	(0.12)	(0.09)
Net asset value, end of period	$13.31	$11.88	$9.83
Total Return(d)
Based on net asset value	12.04%(e)	22.07%	(0.84)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.45%(g)	0.81%	3.53%(g)(h)
Total expenses after fees waived and/or reimbursed	0.36%(g)	0.39%	0.38%(g)
Net investment income	1.94%(g)	4.21%	3.27%(g)
Supplemental Data
Net assets, end of period (000)	$2,645	$559	$98
Portfolio turnover rate(i)	5%	11%	8%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 9.10%.
(i)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2070 Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$11.91	$9.83	$10.00
Net investment income(b)	0.13	0.33	0.10
Net realized and unrealized gain (loss)	1.32	1.88	(0.17)
Net increase (decrease) from investment operations	1.45	2.21	(0.07)
Distributions from net investment income(c)	—	(0.13)	(0.10)
Net asset value, end of period	$13.36	$11.91	$9.83
Total Return(d)
Based on net asset value	12.17%(e)	22.48%	(0.76)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.15%(g)	0.25%	3.23%(g)(h)
Total expenses after fees waived and/or reimbursed	0.06%(g)	0.06%	0.08%(g)
Net investment income	2.02%(g)	2.96%	3.57%(g)
Supplemental Data
Net assets, end of period (000)	$118,327	$53,293	$848
Portfolio turnover rate(i)	5%	11%	8%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 8.80%.
(i)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Index Retirement Fund	LifePath Index Retirement Fund	Diversified
BlackRock LifePath® Index 2030 Fund	LifePath Index 2030 Fund	Diversified
BlackRock LifePath® Index 2035 Fund	LifePath Index 2035 Fund	Diversified
BlackRock LifePath® Index 2040 Fund	LifePath Index 2040 Fund	Diversified
BlackRock LifePath® Index 2045 Fund	LifePath Index 2045 Fund	Diversified
BlackRock LifePath® Index 2050 Fund	LifePath Index 2050 Fund	Diversified
BlackRock LifePath® Index 2055 Fund	LifePath Index 2055 Fund	Diversified
BlackRock LifePath® Index 2060 Fund	LifePath Index 2060 Fund	Diversified
BlackRock LifePath® Index 2065 Fund	LifePath Index 2065 Fund	Diversified
BlackRock LifePath® Index 2070 Fund	LifePath Index 2070 Fund	Diversified
As of period end, the investment of LifePath Index Retirement Fund, LifePath Index 2030 Fund, LifePath Index 2035 Fund, LifePath Index 2040 Fund, LifePath Index 2045 Fund, LifePath Index 2050 Fund, LifePath Index 2055 Fund, LifePath Index 2060 Fund, LifePath Index 2065 Fund and LifePath Index 2070 Fund in Large Cap Index Master Portfolio represented 23.1%, 30.7%, 37.3%, 42.7%, 47.9%, 52.9%, 55.9%, 56.8%, 56.7% and 56.6%, respectively, of net assets. As such, financial statements of Large Cap Index Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective Fund’s financial statements. Large Cap Index Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at sec.gov.
The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds. The Funds may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.
The value of a Fund’s investment in Large Cap Index Master Portfolio and Master Small Cap Index Series reflects that Fund’s proportionate interest in the net assets of that master portfolio. As of period end, the Funds held interests in Underlying Master Portfolios as follows:
Fund Name	Large Cap Index Master Portfolio	Master Small Cap Index Series
LifePath Index Retirement Fund	7.0%	1.1%
LifePath Index 2030 Fund	10.0	1.3
LifePath Index 2035 Fund	10.9	2.6
LifePath Index 2040 Fund	16.0	5.0
LifePath Index 2045 Fund	13.3	5.2
LifePath Index 2050 Fund	15.9	6.7
LifePath Index 2055 Fund	11.5	5.0
LifePath Index 2060 Fund	7.8	3.3
LifePath Index 2065 Fund	2.6	1.1
LifePath Index 2070 Fund	0.2	0.1
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
Investor P Shares	Yes	No(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Each Fund records daily its proportionate share of the Large Cap Index Master Portfolio and Master Small Cap Index Series income, expenses and realized and unrealized gains and losses.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  Distributions from net investment income are declared and paid annually.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager  as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
•The Funds record their proportionate investment in the Underlying Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Underlying Master Portfolios.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of  June 30, 2026, certain investments of the Funds were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
LifePath Index 2030 Fund
RBC Capital Markets LLC	$ 551,664	$ (549,917)	$ —	$ 1,747
LifePath Index 2040 Fund
BNP Paribas SA	$ 343,584	$ (343,584)	$ —	$ —
National Bank of Canada	126,540	(126,540)	—	—
RBC Capital Markets LLC	2,931,992	(2,931,992)	—	—
Scotia Capital (USA), Inc.	561,880	(561,880)	—	—
Wells Fargo Bank N.A.	5,221,440	(5,221,440)	—	—
	$ 9,185,436	$ (9,185,436)	$ —	$ —
LifePath Index 2045 Fund
Jefferies LLC	$ 579,420	$ (579,420)	$ —	$ —

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
LifePath Index 2045 Fund (continued)
Morgan Stanley	$ 592,740	$ (592,740)	$ —	$ —
RBC Capital Markets LLC	173,672	(173,672)	—	—
	$ 1,345,832	$ (1,345,832)	$ —	$ —
LifePath Index 2050 Fund
BNP Paribas SA	$ 1,002,120	$ (1,002,120)	$ —	$ —
Goldman Sachs & Co. LLC	133,740,072	(133,740,072)	—	—
RBC Capital Markets LLC	745,768	(745,768)	—	—
TD Securities (USA) LLC	66,808	(66,808)	—	—
Wells Fargo Securities LLC	10,259,800	(10,259,800)	—	—
	$ 145,814,568	$ (145,814,568)	$ —	$ —
LifePath Index 2060 Fund
BNP Paribas SA	$ 238,600	$ (238,600)	$ —	$ —
TD Securities (USA) LLC	4,077,579	(4,077,579)	—	—
	$ 4,316,179	$ (4,316,179)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of June 30, 2026. Additional collateral is delivered to each Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with BFA, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Fund’s net assets.
Service Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of each Fund’s Investor A and Investor P Shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the six months ended June 30, 2026, the following table shows the class specific service fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor P	Total
LifePath Index Retirement Fund	$ 188,049	$ 2,358,260	$ 2,546,309
LifePath Index 2030 Fund	151,596	2,317,683	2,469,279
LifePath Index 2035 Fund	107,739	115,702	223,441
LifePath Index 2040 Fund	157,750	2,350,499	2,508,249
LifePath Index 2045 Fund	107,331	63,699	171,030
LifePath Index 2050 Fund	139,057	922,129	1,061,186
LifePath Index 2055 Fund	103,229	36,023	139,252
LifePath Index 2060 Fund	34,615	43,475	78,090
LifePath Index 2065 Fund	11,771	24,539	36,310
LifePath Index 2070 Fund	647	2,036	2,683
Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.09% based on the average daily net assets of each Fund’s Institutional, Investor A and Investor P Shares and 0.04% of the average daily net assets of each Fund’s Class K Shares.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance.
For the six months ended June 30, 2026, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor P	Class K	Total
LifePath Index Retirement Fund	$ 200,426	$ 67,698	$ 848,973	$ 2,056,998	$ 3,174,095
LifePath Index 2030 Fund	238,042	54,574	834,366	2,172,036	3,299,018
LifePath Index 2035 Fund	83,422	38,786	41,653	2,266,152	2,430,013
LifePath Index 2040 Fund	362,586	56,790	846,179	2,411,706	3,677,261
LifePath Index 2045 Fund	77,277	38,639	22,932	2,121,465	2,260,313
LifePath Index 2050 Fund	82,169	50,061	331,966	2,133,944	2,598,140
LifePath Index 2055 Fund	57,937	37,163	12,968	1,558,327	1,666,395
LifePath Index 2060 Fund	39,888	12,461	15,651	1,012,052	1,080,052
LifePath Index 2065 Fund	22,826	4,237	8,834	320,845	356,742
LifePath Index 2070 Fund	777	233	733	17,261	19,004
Other Fees:  For the six months ended June 30, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor P Shares as follows:
Fund Name	Investor P
LifePath Index Retirement Fund	$ 52,369
LifePath Index 2030 Fund	53,625
LifePath Index 2035 Fund	12,024
LifePath Index 2040 Fund	63,216
LifePath Index 2045 Fund	8,092
LifePath Index 2050 Fund	32,360
LifePath Index 2055 Fund	5,756
LifePath Index 2060 Fund	5,466
LifePath Index 2065 Fund	4,246
LifePath Index 2070 Fund	1,773
For the six months ended June 30, 2026, affiliates received CDSCs as follows:
Fund Name	Investor P
LifePath Index Retirement Fund	$ 131
LifePath Index 2030 Fund	741
LifePath Index 2035 Fund	300
LifePath Index 2040 Fund	120
LifePath Index 2045 Fund	24
Expense Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to BFA indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2026, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$ 5,825
LifePath Index 2030 Fund	6,935
LifePath Index 2035 Fund	6,746
LifePath Index 2040 Fund	8,576
LifePath Index 2045 Fund	6,857
LifePath Index 2050 Fund	7,062
LifePath Index 2055 Fund	5,625
LifePath Index 2060 Fund	4,230
LifePath Index 2065 Fund	1,590
LifePath Index 2070 Fund	155
The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2026, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$ 1,574,359
LifePath Index 2030 Fund	1,950,363
LifePath Index 2035 Fund	1,987,384
LifePath Index 2040 Fund	2,929,448
LifePath Index 2045 Fund	2,149,324
LifePath Index 2050 Fund	2,412,830
LifePath Index 2055 Fund	1,761,207
LifePath Index 2060 Fund	1,156,666
LifePath Index 2065 Fund	373,541
LifePath Index 2070 Fund	19,945
The fees and expenses of the Funds’ Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Each of BAL and BFA has contractually agreed to reimburse the Funds or provide an offsetting credit for such independent expenses through June 30, 2036. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2026, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$ 65,432
LifePath Index 2030 Fund	76,690
LifePath Index 2035 Fund	67,475
LifePath Index 2040 Fund	82,089
LifePath Index 2045 Fund	64,062
LifePath Index 2050 Fund	67,859
LifePath Index 2055 Fund	47,835
LifePath Index 2060 Fund	34,104
LifePath Index 2065 Fund	21,782
LifePath Index 2070 Fund	17,120
Securities Lending:  The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for each Fund for the calendar year ended December 31, 2025.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2026, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
LifePath Index Retirement Fund	$ 15,939
LifePath Index 2030 Fund	6,902
LifePath Index 2035 Fund	5,778
LifePath Index 2040 Fund	15,617
LifePath Index 2045 Fund	4,632
LifePath Index 2050 Fund	45,062
LifePath Index 2055 Fund	3,449
LifePath Index 2060 Fund	8,079
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.
The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2026, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
LifePath Index Retirement Fund	$—	$19,707,660	$1,861,599
LifePath Index 2030 Fund	—	21,221,484	2,017,223
LifePath Index 2035 Fund	—	15,804,908	1,481,111
LifePath Index 2050 Fund	10,836,845	—	—
LifePath Index 2055 Fund	29,833,868	—	—
LifePath Index 2060 Fund	11,499,652	—	—
LifePath Index 2065 Fund	4,567,899	—	—
6.
PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments in the Underlying Funds and the Underlying Master Portfolios, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
LifePath Index Retirement Fund	$834,327,715	$1,926,864,461
LifePath Index 2030 Fund	1,039,635,826	1,776,116,169
LifePath Index 2035 Fund	1,172,335,802	1,515,733,901
LifePath Index 2040 Fund	1,122,318,681	1,436,274,267
LifePath Index 2045 Fund	855,527,244	1,095,138,155
LifePath Index 2050 Fund	775,819,345	928,662,550
LifePath Index 2055 Fund	705,265,762	914,762,140
LifePath Index 2060 Fund	530,524,893	384,150,052
LifePath Index 2065 Fund	291,756,397	136,171,834
LifePath Index 2070 Fund	63,483,325	4,880,561
7.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

As of December 31, 2025, the Funds had non-expiring capital loss carryforwards as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)
LifePath Index 2065 Fund	$ (11,569,193)
LifePath Index 2070 Fund	(707,556)

(a)	Amounts available to offset future realized capital gains.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath Index Retirement Fund	$ 8,623,708,730	$ 4,030,375,335	$ (66,093,850)	$ 3,964,281,485
LifePath Index 2030 Fund	8,892,325,595	4,658,401,147	(53,918,609)	4,604,482,538
LifePath Index 2035 Fund	7,899,219,774	4,150,884,569	(11,860,924)	4,139,023,645
LifePath Index 2040 Fund	9,283,539,496	6,366,516,460	(119,495,373)	6,247,021,087
LifePath Index 2045 Fund	6,845,885,097	4,742,577,195	(130,852,563)	4,611,724,632
LifePath Index 2050 Fund	7,272,159,224	5,451,599,272	(155,378,332)	5,296,220,940
LifePath Index 2055 Fund	5,011,329,250	3,616,970,582	(97,027,341)	3,519,943,241
LifePath Index 2060 Fund	3,665,241,619	2,048,233,440	(44,211,678)	2,004,021,762
LifePath Index 2065 Fund	1,356,235,143	534,135,874	(5,532,291)	528,603,583
LifePath Index 2070 Fund	111,132,362	12,823,614	(30,486)	12,793,128
8.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2026, the Funds did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, each Fund invests through their investments in the Underlying Funds and the Master Portfolios in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index Retirement Fund
Institutional
Shares sold	1,680,642	$ 25,679,654	3,970,632	$ 57,922,282
Shares issued in reinvestment of distributions	—	—	1,229,248	18,401,381
Shares redeemed	(8,871,187)	(134,328,469)	(8,839,304)	(127,697,977)
	(7,190,545)	$ (108,648,815)	(3,639,424)	$ (51,374,314)
Investor A
Shares sold	765,307	$ 11,654,760	2,095,143	$ 30,392,091
Shares issued in reinvestment of distributions	24	364	341,074	5,102,286
Shares redeemed	(1,085,254)	(16,584,017)	(5,287,611)	(77,567,496)
	(319,923)	$ (4,928,893)	(2,851,394)	$ (42,073,119)
Investor P
Shares sold	2,280,010	$ 34,877,110	4,376,769	$ 63,244,803
Shares issued in reinvestment of distributions	—	—	4,418,122	65,960,666
Shares redeemed	(8,676,247)	(132,309,703)	(19,120,084)	(277,109,532)
	(6,396,237)	$ (97,432,593)	(10,325,193)	$ (147,904,063)
Class K
Shares sold	36,717,584	$ 560,956,324	126,090,636	$ 1,827,456,287
Shares issued in reinvestment of distributions	—	—	26,679,622	399,116,807
Shares redeemed	(104,996,757)	(1,604,333,038)	(229,249,238)	(3,332,594,527)
	(68,279,173)	$ (1,043,376,714)	(76,478,980)	$ (1,106,021,433)
	(82,185,878)	$ (1,254,387,015)	(93,294,991)	$ (1,347,372,929)

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2030 Fund
Institutional
Shares sold	1,604,530	$ 31,276,367	3,225,663	$ 58,493,646
Shares issued in reinvestment of distributions	—	—	987,006	18,729,792
Shares redeemed	(8,754,332)	(167,891,936)	(5,966,075)	(107,453,024)
	(7,149,802)	$ (136,615,569)	(1,753,406)	$ (30,229,586)
Investor A
Shares sold	601,472	$ 11,692,352	1,942,796	$ 35,162,466
Shares issued in reinvestment of distributions	—	—	184,085	3,494,870
Shares redeemed	(844,058)	(16,410,386)	(4,115,632)	(75,604,142)
	(242,586)	$ (4,718,034)	(1,988,751)	$ (36,946,806)
Investor P
Shares sold	1,987,706	$ 38,575,605	3,841,413	$ 69,296,178
Shares issued in reinvestment of distributions	—	—	2,868,627	54,377,379
Shares redeemed	(6,311,259)	(122,411,101)	(12,783,531)	(231,890,152)
	(4,323,553)	$ (83,835,496)	(6,073,491)	$ (108,216,595)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2030 Fund (continued)
Class K
Shares sold	35,784,568	$ 694,818,386	101,624,126	$ 1,840,279,168
Shares issued in reinvestment of distributions	—	—	18,665,745	353,837,852
Shares redeemed	(70,243,236)	(1,363,880,964)	(132,304,056)	(2,403,782,044)
	(34,458,668)	$ (669,062,578)	(12,014,185)	$ (209,665,024)
	(46,174,609)	$ (894,231,677)	(21,829,833)	$ (385,058,011)

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2035 Fund
Institutional
Shares sold	842,689	$ 18,603,949	1,938,253	$ 38,664,549
Shares issued in reinvestment of distributions	—	—	301,965	6,466,507
Shares redeemed	(5,021,593)	(108,104,607)	(3,258,000)	(64,361,597)
	(4,178,904)	$ (89,500,658)	(1,017,782)	$ (19,230,541)
Investor A
Shares sold	442,013	$ 9,733,921	980,384	$ 19,875,781
Shares issued in reinvestment of distributions	—	—	98,567	2,106,767
Shares redeemed	(530,876)	(11,698,553)	(1,637,859)	(32,948,107)
	(88,863)	$ (1,964,632)	(558,908)	$ (10,965,559)
Investor P
Shares sold	556,262	$ 12,198,356	868,519	$ 17,335,932
Shares issued in reinvestment of distributions	—	—	104,767	2,229,928
Shares redeemed	(270,452)	(5,915,798)	(573,493)	(11,372,873)
	285,810	$ 6,282,558	399,793	$ 8,192,987
Class K
Shares sold	38,725,903	$ 850,018,342	99,960,965	$ 2,015,297,455
Shares issued in reinvestment of distributions	—	—	14,877,289	318,298,984
Shares redeemed	(55,182,718)	(1,211,441,619)	(102,227,859)	(2,070,444,224)
	(16,456,815)	$ (361,423,277)	12,610,395	$ 263,152,215
	(20,438,772)	$ (446,606,009)	11,433,498	$ 241,149,102

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2040 Fund
Institutional
Shares sold	1,363,624	$ 33,014,303	3,223,109	$ 70,214,589
Shares issued in reinvestment of distributions	—	—	1,114,003	26,068,810
Shares redeemed	(5,230,474)	(124,309,069)	(4,922,762)	(106,938,025)
	(3,866,850)	$ (91,294,766)	(585,650)	$ (10,654,626)
Investor A
Shares sold	567,336	$ 13,728,061	1,976,058	$ 42,859,184
Shares issued in reinvestment of distributions	—	—	150,089	3,505,119
Shares redeemed	(588,779)	(14,300,415)	(2,875,518)	(63,516,597)
	(21,443)	$ (572,354)	(749,371)	$ (17,152,294)
Investor P
Shares sold	1,895,986	$ 45,781,081	3,520,874	$ 76,906,700
Shares issued in reinvestment of distributions	—	—	2,313,362	53,943,167
Shares redeemed	(4,472,940)	(107,940,722)	(8,037,035)	(175,121,024)
	(2,576,954)	$ (62,159,641)	(2,202,799)	$ (44,271,157)
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2040 Fund (continued)
Class K
Shares sold	36,275,406	$ 876,247,929	86,164,556	$ 1,895,207,347
Shares issued in reinvestment of distributions	—	—	16,095,982	376,521,357
Shares redeemed	(47,975,800)	(1,158,554,392)	(92,755,642)	(2,044,817,702)
	(11,700,394)	$ (282,306,463)	9,504,896	$ 226,911,002
	(18,165,641)	$ (436,333,224)	5,967,076	$ 154,832,925

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2045 Fund
Institutional
Shares sold	757,992	$ 20,330,022	1,524,013	$ 36,295,582
Shares issued in reinvestment of distributions	—	—	220,160	5,693,759
Shares redeemed	(3,733,686)	(97,285,991)	(2,158,906)	(50,376,146)
	(2,975,694)	$ (76,955,969)	(414,733)	$ (8,386,805)
Investor A
Shares sold	321,499	$ 8,667,841	799,470	$ 19,237,061
Shares issued in reinvestment of distributions	—	—	79,629	2,055,267
Shares redeemed	(366,308)	(9,879,345)	(1,206,849)	(29,141,493)
	(44,809)	$ (1,211,504)	(327,750)	$ (7,849,165)
Investor P
Shares sold	278,384	$ 7,448,684	580,106	$ 13,603,671
Shares issued in reinvestment of distributions	—	—	45,445	1,168,933
Shares redeemed	(84,164)	(2,229,909)	(213,226)	(5,030,536)
	194,220	$ 5,218,775	412,325	$ 9,742,068
Class K
Shares sold	30,933,759	$ 830,119,513	74,378,608	$ 1,785,765,268
Shares issued in reinvestment of distributions	—	—	11,039,014	285,713,113
Shares redeemed	(39,998,960)	(1,073,241,314)	(74,813,405)	(1,799,032,367)
	(9,065,201)	$ (243,121,801)	10,604,217	$ 272,446,014
	(11,891,484)	$ (316,070,499)	10,274,059	$ 265,952,112

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2050 Fund
Institutional
Shares sold	637,611	$ 18,215,357	1,589,994	$ 39,828,339
Shares issued in reinvestment of distributions	—	—	212,250	5,826,369
Shares redeemed	(3,116,763)	(86,198,835)	(2,235,722)	(54,701,228)
	(2,479,152)	$ (67,983,478)	(433,478)	$ (9,046,520)
Investor A
Shares sold	581,652	$ 16,565,856	1,065,042	$ 26,895,446
Shares issued in reinvestment of distributions	1	24	93,040	2,547,862
Shares redeemed	(359,880)	(10,293,039)	(1,435,503)	(36,472,728)
	221,773	$ 6,272,841	(277,421)	$ (7,029,420)
Investor P
Shares sold	818,929	$ 23,318,243	1,668,749	$ 41,826,367
Shares issued in reinvestment of distributions	—	—	649,886	17,765,258
Shares redeemed	(1,296,797)	(37,050,911)	(2,730,405)	(68,363,710)
	(477,868)	$ (13,732,668)	(411,770)	$ (8,772,085)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2050 Fund (continued)
Class K
Shares sold	28,186,475	$ 805,409,813	67,656,227	$ 1,708,932,753
Shares issued in reinvestment of distributions	—	—	10,390,975	285,239,962
Shares redeemed	(32,708,764)	(936,009,700)	(66,201,669)	(1,682,582,000)
	(4,522,289)	$ (130,599,887)	11,845,533	$ 311,590,715
	(7,257,536)	$ (206,043,192)	10,722,864	$ 286,742,690

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2055 Fund
Institutional
Shares sold	608,685	$ 18,221,353	1,257,624	$ 32,513,480
Shares issued in reinvestment of distributions	—	—	137,526	3,954,563
Shares redeemed	(2,977,189)	(86,228,765)	(2,577,862)	(65,228,609)
	(2,368,504)	$ (68,007,412)	(1,182,712)	$ (28,760,566)
Investor A
Shares sold	348,160	$ 10,405,068	844,211	$ 21,925,192
Shares issued in reinvestment of distributions	—	—	61,017	1,750,192
Shares redeemed	(401,139)	(11,979,617)	(1,062,775)	(27,882,439)
	(52,979)	$ (1,574,549)	(157,547)	$ (4,207,055)
Investor P
Shares sold	155,407	$ 4,595,235	276,223	$ 7,175,925
Shares issued in reinvestment of distributions	—	—	20,055	573,670
Shares redeemed	(73,767)	(2,195,209)	(83,907)	(2,197,498)
	81,640	$ 2,400,026	212,371	$ 5,552,097
Class K
Shares sold	23,652,133	$ 708,036,574	59,022,668	$ 1,544,329,827
Shares issued in reinvestment of distributions	—	—	6,567,869	188,860,523
Shares redeemed	(28,608,043)	(857,239,943)	(50,103,387)	(1,325,556,400)
	(4,955,910)	$ (149,203,369)	15,487,150	$ 407,633,950
	(7,295,753)	$ (216,385,304)	14,359,262	$ 380,218,426

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2060 Fund
Institutional
Shares sold	601,022	$ 16,143,234	1,243,115	$ 28,694,166
Shares issued in reinvestment of distributions	—	—	83,539	2,159,922
Shares redeemed	(1,740,500)	(45,295,460)	(892,880)	(20,486,785)
	(1,139,478)	$ (29,152,226)	433,774	$ 10,367,303
Investor A
Shares sold	193,069	$ 5,158,165	405,821	$ 9,608,611
Shares issued in reinvestment of distributions	—	—	18,576	479,340
Shares redeemed	(142,242)	(3,892,005)	(524,313)	(12,153,271)
	50,827	$ 1,266,160	(99,916)	$ (2,065,320)
Investor P
Shares sold	169,276	$ 4,547,657	330,520	$ 7,609,041
Shares issued in reinvestment of distributions	—	—	23,346	601,047
Shares redeemed	(67,594)	(1,798,643)	(146,331)	(3,402,165)
	101,682	$ 2,749,014	207,535	$ 4,807,923
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2060 Fund (continued)
Class K
Shares sold	22,769,092	$ 613,499,503	51,432,402	$ 1,207,353,709
Shares issued in reinvestment of distributions	—	—	4,007,918	103,666,978
Shares redeemed	(16,691,453)	(451,132,213)	(33,598,401)	(800,245,605)
	6,077,639	$ 162,367,290	21,841,919	$ 510,775,082
	5,090,670	$ 137,230,238	22,383,312	$ 523,884,988

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2065 Fund
Institutional
Shares sold	700,343	$ 13,316,255	1,314,679	$ 21,485,156
Shares issued in reinvestment of distributions	—	—	55,316	1,010,410
Shares redeemed	(1,627,478)	(29,928,685)	(546,500)	(8,925,703)
	(927,135)	$ (16,612,430)	823,495	$ 13,569,863
Investor A
Shares sold	134,987	$ 2,550,448	260,072	$ 4,293,912
Shares issued in reinvestment of distributions	—	—	6,837	124,601
Shares redeemed	(64,744)	(1,256,277)	(86,701)	(1,365,951)
	70,243	$ 1,294,171	180,208	$ 3,052,562
Investor P
Shares sold	168,611	$ 3,206,688	394,996	$ 6,564,128
Shares issued in reinvestment of distributions	—	—	14,766	269,127
Shares redeemed	(98,498)	(1,878,749)	(177,327)	(2,907,536)
	70,113	$ 1,327,939	232,435	$ 3,925,719
Class K
Shares sold	17,852,360	$ 340,154,819	35,807,530	$ 593,800,073
Shares issued in reinvestment of distributions	—	—	1,427,028	26,080,895
Shares redeemed	(9,287,423)	(177,075,830)	(16,392,808)	(274,640,736)
	8,564,937	$ 163,078,989	20,841,750	$ 345,240,232
	7,778,158	$ 149,088,669	22,077,888	$ 365,788,376

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2070 Fund
Institutional
Shares sold	54,165	$ 685,968	107,957	$ 1,284,801
Shares issued in reinvestment of distributions	—	—	64	761
Shares redeemed	(4,964)	(61,832)	(628)	(7,305)
	49,201	$ 624,136	107,393	$ 1,278,257
Investor A
Shares sold	57,296	$ 709,456	10,037	$ 112,850
Shares issued in reinvestment of distributions	—	—	86	1,024
Shares redeemed	(8,532)	(107,899)	(133)	(1,536)
	48,764	$ 601,557	9,990	$ 112,338
Investor P
Shares sold	154,320	$ 1,917,004	37,409	$ 442,387
Shares issued in reinvestment of distributions	—	—	368	4,409
Shares redeemed	(2,602)	(34,072)	(720)	(8,483)
	151,718	$ 1,882,932	37,057	$ 438,313

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2070 Fund (continued)
Class K
Shares sold	5,498,442	$ 68,915,614	5,032,612	$ 56,487,504
Shares issued in reinvestment of distributions	—	—	46,346	555,697
Shares redeemed	(1,116,133)	(14,052,271)	(690,130)	(7,943,748)
	4,382,309	$ 54,863,343	4,388,828	$ 49,099,453
	4,631,992	$ 57,971,968	4,543,268	$ 50,928,361
As of June 30, 2026, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Investor P	Class K
LifePath Index Retirement Fund	—	—	49,242	—
LifePath Index 2030 Fund	—	—	14,524	—
LifePath Index 2035 Fund	—	—	14,025	—
LifePath Index 2040 Fund	—	—	13,661	—
LifePath Index 2045 Fund	—	—	13,289	—
LifePath Index 2050 Fund	—	—	13,072	—
LifePath Index 2055 Fund	—	—	12,821	—
LifePath Index 2060 Fund	—	—	14,482	—
LifePath Index 2065 Fund	5,000	5,000	5,000	85,000
LifePath Index 2070 Fund	10,000	10,000	10,000	70,000
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Funds for the Funds’ allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Funds
400 Howard Street
San Francisco, CA 94105
Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Funds III (the “Trust”) met on April 22, 2026 (the “April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock LifePath® Index Retirement Fund (“LifePath Index Retirement Fund”), BlackRock LifePath® Index 2030 Fund (“LifePath Index 2030 Fund”), BlackRock LifePath® Index 2035 Fund (“LifePath Index 2035 Fund”), BlackRock LifePath® Index 2040 Fund (“LifePath Index 2040 Fund”), BlackRock LifePath® Index 2045 Fund (“LifePath Index 2045 Fund”), BlackRock LifePath® Index 2050 Fund (“LifePath Index 2050 Fund”), BlackRock LifePath® Index 2055 Fund (“LifePath Index 2055 Fund”), BlackRock LifePath® Index 2060 Fund (“LifePath Index 2060 Fund”), BlackRock LifePath® Index 2065 Fund (“LifePath Index 2065 Fund”) and BlackRock LifePath® Index 2070 Fund (“LifePath Index 2070 Fund”) (collectively, the “Funds” and each, a “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), each Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers,  benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Funds; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open,

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of each Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, LifePath Index Retirement Fund ranked in the first, first and second quartiles, respectively, against its Performance Peers.
The Board noted that for each of the one-, three- and five-year periods reported, LifePath Index 2030 Fund ranked in the third quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, LifePath Index 2035 Fund ranked in the second, third and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, LifePath Index 2040 Fund ranked in the second, third and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
The Board noted that for each of the one-, three- and five-year periods reported, LifePath Index 2045 Fund ranked in the second quartile against its Performance Peers.
The Board noted that for each of the one-, three- and five-year periods reported, each of LifePath Index 2050 Fund, LifePath Index 2055 Fund, LifePath Index 2060 Fund and LifePath Index 2065 Fund ranked in the first quartile against its Performance Peers.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

The Board noted that for each of the one-year and since-inception periods reported, LifePath Index 2070 Fund ranked in the first quartile against its Performance Peers.
C.  Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons.
The Board also noted that each of LifePath Index 2030 Fund’s, LifePath Index 2035 Fund’s, LifePath Index 2040 Fund’s, LifePath Index 2045 Fund’s, LifePath Index 2050 Fund’s, LifePath Index 2055 Fund’s and LifePath Index 2060 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.
The Board also noted that each of LifePath Index Retirement Fund’s and LifePath Index 2065 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the third and first quartiles, respectively, relative to the Fund’s Expense Peers.
The Board also noted that LifePath Index 2070 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Fund for certain other fees and expenses.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending, and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International

2026 BlackRock Semi-Annual Financial Statements and Additional Information

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Want to know more?
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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 – Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: August 21, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III

Date: August 21, 2026